Vanguard® Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (3.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,358
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,569
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,533
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,490
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	167
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	223
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	104
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	281
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	100	107
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	17,695	18,506
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	645
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	145
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	1,780	1,826
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	900	935
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,381
[1]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	171
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	520	525
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	609
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	75	79
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	515	516
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,904
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	231
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	878
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	212
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,032
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	278
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	879
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,156
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,508
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,897
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,326
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,112
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,958
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,384
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,324
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,252
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	1,540	1,656
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,380
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,816
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	3,004
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,995
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,119
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,240
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	877
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	34,025	34,138
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	701
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	700
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	815
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,205	27,284
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	33,484
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	32,305	32,894
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	41,255	41,254
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	5,000	5,370
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	9,150	9,813
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	49,550	49,633
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	19,940
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	117,125	117,321
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	38,635	41,275
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	2.280%	12/1/48	10	10
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	3.842%	12/1/48	11,500	11,502
[4]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	4/1/53	37,500	36,024
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	450	455
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	248
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	226
	Decatur City Board of Education Special Tax Revenue, Prere.	5.000%	2/1/25	100	105
	Homewood AL GO, Prere.	5.000%	9/1/26	500	547
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,787
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	553
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,724
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,431
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,308
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	652
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,031
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	23,720	23,827
	Montgomery AL GO	3.000%	12/1/23	250	251
	Montgomery AL GO	3.000%	12/1/24	205	207
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	150
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	102
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	150
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	799
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	10,420
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	23,757
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,756
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	125
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	58,520
[4]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	4/1/49	1,000	998
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	525
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	888
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	765
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	226
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	900
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	565
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	859
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,146
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	4,105	4,108
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	1,185	1,242
[2]	Troy University College & University Revenue	5.000%	11/1/24	865	902
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	132
					725,692
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	253
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	214
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	232
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	294
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	373
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	508
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	414
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	385	433
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	365	414
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	452
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	428
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	755
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	878
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	629
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,060	2,068
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,155
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,955
[3,5]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.820%	2/2/23	3,375	3,375
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	605
	Anchorage AK GO	4.000%	9/1/23	445	449
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,036
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,088
					19,661
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	359
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	922
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,952
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,043
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,319
	Arizona Board of Regents COP	5.000%	6/1/26	910	988
	Arizona COP	5.000%	9/1/24	15	16
	Arizona COP	5.000%	10/1/25	1,870	1,874
	Arizona COP, ETM	5.000%	10/1/23	225	229
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	5,966
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	158
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	136
[5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	3,820	3,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	6,900	6,900
[4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	1/1/46	4,000	3,867
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/23	240	240
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	596
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,170
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	216
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,270
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	230
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	131
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	151
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	650
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	768
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	698
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	775
[3,5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,132
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	1,984
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,606
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,427
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,742
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,610
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	1.320%	2/1/23	30,900	30,900
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	1,677
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	1,258
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	1,258
	Arizona Lease (Appropriation) COP, ETM	5.000%	9/1/24	35	36
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,526
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	36
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	203
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/25	3,560	3,764
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/26	14,800	16,001
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/27	6,000	6,613
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,168
	Arizona State University College & University Revenue	5.000%	8/1/25	820	875
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	253
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	253
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	611
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	155
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,894
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	102
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,686
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	130
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	165
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,456
	Chandler IDA Industrial Revenue PUT	2.400%	8/14/23	5,000	4,980
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,247
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,011
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	115
[3,5]	Glendale IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,750	3,750
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	647
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	119
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	133
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	109
	Maricopa County AZ COP	5.000%	7/1/23	225	227
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,729
[3,5]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	607
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	554
	Maricopa County Community College District GO	5.000%	7/1/23	100	101
	Maricopa County Community College District GO	5.000%	7/1/24	75	78
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	608
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,725	2,786
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	73
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,550
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,639
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	3,180	3,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.230%	1/1/35	6,170	6,145
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	2.460%	9/1/48	4,500	4,488
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,010	1,796
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,155	1,032
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	207
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,092
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,325	1,407
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,743
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	905	963
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	956
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,295
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	3,975
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,237
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	303
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	607
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,167
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,446
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	121
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	114
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	133
	Mesa AZ GO	5.000%	7/1/24	535	554
[2,3,5]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	1.710%	2/2/23	2,400	2,400
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,059
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	387
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,296
	Phoenix AZ GO	4.000%	7/1/23	95	96
	Phoenix AZ GO	4.000%	7/1/24	120	123
	Phoenix AZ GO	5.000%	7/1/24	90	93
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,458
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,547
	Phoenix AZ GO, ETM	4.000%	7/1/23	5	5
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	450
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,135
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	21
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	67
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	119
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,460
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,190
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,911
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,571
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	399
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	190
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	313
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	322
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,870	2,894
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	663
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	541
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	15,765
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	10,219
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	5,988
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	108
	Scottsdale AZ GO	3.000%	7/1/23	80	80
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	214
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	269
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	682
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.900%	4/1/29	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,195
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,172
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,224
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,331
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,898
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,118
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	640
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,180
					286,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	518
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,370	1,419
	Arkansas GO	5.000%	6/15/23	100	101
	Arkansas GO	5.000%	10/1/23	65	66
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	939
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	298
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	583
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	530
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,715
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,040
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,539
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,439
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,936
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	2,052
					17,175
California (11.7%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	138
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	799
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,639
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	276
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	283
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	6,250	6,153
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	3,230	3,177
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,340	2,338
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.940%	4/1/56	8,900	8,900
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	4/1/56	4,975	4,902
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/47	14,625	14,632
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.760%	4/1/45	19,750	19,856
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	340	342
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,745	12,802
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	100
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	450	452
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	165	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	885	889
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	650
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	25,000	28,021
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.960%	4/1/56	5,000	4,861
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.070%	4/1/56	7,000	6,791
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/45	7,895	7,899
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/45	28,390	28,404
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	2.760%	4/1/45	14,035	14,111
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	2.910%	4/1/36	2,075	2,092
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	504
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	607
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	858
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	916
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,536
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,278
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	3,220	3,270
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	22,305	22,636
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	768
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,225	7,391
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/23	5,205	5,251
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	667
	California GO	5.250%	2/1/23	110	110
	California GO	5.000%	3/1/23	3,205	3,212
	California GO	5.000%	8/1/23	9,630	9,759
	California GO	5.000%	8/1/23	330	334
	California GO	5.000%	8/1/23	75	76
	California GO	4.000%	9/1/23	3,945	3,984
	California GO	5.000%	9/1/23	2,770	2,813
	California GO	5.000%	9/1/23	115	117
	California GO	5.000%	9/1/23	22,000	22,343
	California GO	5.000%	9/1/23	125	127
	California GO	5.000%	9/1/23	135	137
	California GO	5.000%	9/1/23	45	46
	California GO	4.000%	10/1/23	45	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/23	115	117
California GO	5.000%	10/1/23	230	234
California GO	5.000%	10/1/23	4,245	4,320
California GO	5.000%	10/1/23	90	92
California GO	4.000%	11/1/23	100	101
California GO	5.000%	11/1/23	50	51
California GO	5.000%	11/1/23	550	561
California GO	5.000%	11/1/23	60	61
California GO	5.000%	11/1/23	115	117
California GO	5.000%	12/1/23	420	429
California GO	5.000%	12/1/23	7,435	7,600
California GO	5.000%	2/1/24	1,030	1,030
California GO	5.000%	2/1/24	5	5
California GO	5.000%	4/1/24	25,000	25,783
California GO	5.000%	4/1/24	17,000	17,532
California GO	5.000%	8/1/24	2,895	3,013
California GO	5.000%	8/1/24	35	36
California GO	5.000%	8/1/24	35	36
California GO	5.000%	8/1/24	225	234
California GO	5.000%	8/1/24	125	130
California GO	5.000%	8/1/24	1,035	1,077
California GO	5.000%	9/1/24	105	109
California GO	5.000%	9/1/24	375	391
California GO	5.000%	9/1/24	29,500	30,766
California GO	5.000%	9/1/24	5	5
California GO	4.000%	10/1/24	65	67
California GO	5.000%	10/1/24	6,000	6,271
California GO	5.000%	10/1/24	5,320	5,561
California GO	5.000%	10/1/24	445	465
California GO	5.000%	10/1/24	1,250	1,307
California GO	4.000%	11/1/24	16,780	17,269
California GO	5.000%	11/1/24	525	536
California GO	5.000%	11/1/24	5,380	5,636
California GO	4.000%	12/1/24	2,900	2,989
California GO	5.000%	12/1/24	2,640	2,700
California GO	5.000%	12/1/24	250	256
California GO	5.000%	12/1/24	8,000	8,399
California GO	5.000%	2/1/25	875	875
California GO	4.000%	3/1/25	40	41
California GO	5.000%	4/1/25	710	752
California GO	5.000%	4/1/25	13,565	14,376
California GO	5.000%	5/1/25	105	109
California GO	5.000%	9/1/25	11,000	11,796
California GO	5.000%	10/1/25	5,800	6,075
California GO	5.000%	10/1/25	80	86
California GO	5.000%	11/1/25	2,875	3,098
California GO	5.000%	11/1/25	34,360	37,022
California GO	5.000%	12/1/25	14,000	15,121
California GO	5.000%	12/1/25	2,780	2,843
California GO	4.000%	3/1/26	150	159
California GO	5.000%	3/1/26	2,700	2,861
California GO	5.000%	4/1/26	6,510	7,097
California GO	5.000%	8/1/26	230	253
California GO	5.000%	8/1/26	4,785	5,262
California GO	5.000%	8/1/26	1,990	2,105
California GO	5.000%	8/1/26	245	269
California GO	4.000%	9/1/26	120	128
California GO	4.000%	9/1/26	13,830	14,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/26	120	132
	California GO	5.000%	9/1/26	2,700	2,900
	California GO	5.000%	10/1/26	135	149
	California GO	5.000%	10/1/26	100	110
	California GO	5.000%	10/1/26	670	731
	California GO	5.000%	11/1/26	250	277
	California GO	5.000%	11/1/26	36,135	39,989
	California GO	4.000%	8/1/27	1,820	1,939
	California GO	5.000%	10/1/27	2,470	2,692
[3,5]	California GO TOB VRDO	1.690%	2/2/23	5,000	5,000
[3,5]	California GO TOB VRDO	1.690%	2/2/23	3,450	3,450
[3,5]	California GO TOB VRDO	1.690%	2/2/23	13,500	13,500
	California GO, Prere.	5.000%	10/1/26	5	5
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	163
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	68
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	650	656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,657
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,615	9,618
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,045	1,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	20,240	20,399
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,875	5,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,000	3,330
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	4/1/23	4,330	4,655
[3,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	2/2/23	9,715	9,715
[3,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	2/2/23	22,610	22,610
[3,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	2,300	2,300
[3,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	3,100	3,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	2,305	2,305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	908
[4]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	11,500	11,350
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	101
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	955	963
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,000	981
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	800	814
[4]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	8/1/72	21,535	20,704
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	591
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	100
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	6,550	6,465
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	6,130	6,050
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/50	5,875	5,671
[1]	California Municipal Finance Authority COP	5.000%	11/1/27	275	298
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	270	249
[1,3,5]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	1.810%	2/2/23	2,340	2,340
[5]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.550%	8/1/24	8,000	8,000
[3,5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	2,000	2,000
[3,5]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	1.690%	2/2/23	7,500	7,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	86
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	906
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	13,691
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	13,956
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	19,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	129
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,241
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	14,597
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	14,000	14,575
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	16,621
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	494
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	100	106
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,624
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,600	1,615
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,094
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	580	605
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,230
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,682
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,926
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,672
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	745	747
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,029
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,035	1,056
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,821
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,220
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,191
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	854
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	792
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,033
California State University College & University Revenue	5.000%	11/1/24	175	184
California State University College & University Revenue PUT	4.000%	11/1/23	395	396
California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,463
California State University College & University Revenue, Prere.	5.000%	11/1/23	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,587
[3,5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	4,685	4,685
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	2/3/23	38,125	38,125
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	2/3/23	11,650	11,650
[3,5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	22,875	22,875
[3,5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	2.060%	2/2/23	6,575	6,575
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,200	1,220
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,975
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	117
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	432
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,295
	Coast Community College District GO	5.000%	8/1/23	6,245	6,327
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	41
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	594
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,140
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	550
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	150
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	37
	East Side Union High School District GO	3.000%	8/1/23	100	100
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,383
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,868
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	364
[4]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	1.760%	7/1/46	5,800	5,761
[3,5]	Elk Grove Unified School District GO TOB VRDO	1.700%	2/7/23	2,120	2,120
	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,008
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	903
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	532
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	78
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	301
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	37,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,385	1,433
	Fresno Unified School District GO	2.000%	8/1/24	760	758
	Fresno Unified School District GO	2.000%	8/1/25	700	692
[3,5]	Fresno Unified School District GO TOB VRDO	1.690%	2/2/23	4,275	4,275
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	111
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue Prere.	5.000%	6/1/25	54,475	57,965
[3,5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	1.720%	2/2/23	38,420	38,420
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	4,000	4,035
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,564
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,545	3,772
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	220	222
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	814
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	324
[1,3,5]	Hayward Unified School District GO TOB VRDO	1.700%	2/7/23	3,250	3,250
	Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,536
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,506
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	202
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	202
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	243
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	290
[3,5]	Long Beach Unified School District GO TOB VRDO	1.690%	2/2/23	9,620	9,620
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	253
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	51
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,240
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	46
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	9,951
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	42
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,338
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	88
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,628
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,489
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	13,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Los Angeles CA Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	2,045	2,045
[3,5]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	44,040	44,040
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,016
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	914
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	480
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	76
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,063
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	81
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	405
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	68
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	28,599
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,194
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	15,052
	Los Angeles CA Unified School District GO	5.000%	7/1/25	230	246
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	338
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	565
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	20,721
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	721
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	12,019
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,110
[3,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	13,920	13,920
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	182
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	45
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	4,966
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	88
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	52
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	200	213
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,135	1,148
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,038
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,245
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	259
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	15	16
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	149
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	664
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	80	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	82
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	60	67
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	90	101
	Los Angeles Department of Airports Port, Airport & Marina Revenue, ETM	5.000%	5/15/24	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5,800	6,193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,500	1,648
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,127
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	91
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	51
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	228
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,554
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,650	1,667
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	26
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,040
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,623
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	344
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	500	505
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	495
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	187
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	315	336
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	19,675	19,558
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	7,500	7,455
[4]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/47	2,750	2,734
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	505
[3,5]	Montebello CA Unified School District GO TOB VRDO	1.690%	2/2/23	4,800	4,800
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	172
	Norris School District GO, Prere.	0.000%	5/1/24	500	248
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	623
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	37,825	38,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	22,100	22,100
[3,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.690%	2/2/23	10,000	10,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,138
[1,3,5]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.710%	2/2/23	2,000	2,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	244
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/23	150	150
	Orange County Transportation Authority Miscellaneous Revenue BAN, ETM	4.000%	10/15/24	1,500	1,541
[6]	Orange County Transportation Authority Miscellaneous Revenue BAN, ETM	5.000%	10/15/24	70,000	73,095
	Orange County Water District COP	2.000%	8/15/23	80	80
	Orange County Water District COP	4.000%	2/15/25	7,240	7,478
[3,5]	Palomar CA Community College District GO TOB VRDO	1.690%	2/2/23	6,400	6,400
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,522
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,043
	Peralta Community College District GO	5.000%	8/1/25	500	533
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,500	1,584
[3,5]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	20,850	20,850
[3,5]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	21,670	21,670
[3,5]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	37,605	37,605
[5]	River Islands Public Financing Authority Community Facilities Special Tax Revenue TOB VRDO	1.910%	2/2/23	38,500	38,500
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	102
[2,3,5]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.710%	2/2/23	5,000	5,000
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	250	263
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	950	1,023
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	850	915
[2,3,5]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	1.710%	2/2/23	2,420	2,420
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	15
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	370
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	51
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	511
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,154
[3,5]	Sacramento CA Water Revenue TOB VRDO	1.690%	2/2/23	15,600	15,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Sacramento City Unified School District GO TOB VRDO	1.690%	2/2/23	1,200	1,200
	Sacramento County CA COP	5.000%	10/1/23	900	915
[1]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,480
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,027
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,567
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	4,076
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	47
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	1,485	1,492
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	500	526
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	228
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,195	5,288
	San Diego CA Unified School District GO	5.000%	7/1/24	55	57
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	76
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	127
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	505
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,022
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,037
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,184
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	899
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,193
[3,5]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	1.740%	2/2/23	7,140	7,140
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,050	6,221
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,593
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	304
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,406
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	615
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,825	1,888
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	177
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	149
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,601
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,575	4,016
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,787
	San Francisco CA City & County GO	5.000%	6/15/23	555	561
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,595
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,609
	San Francisco CA City & County GO	5.000%	6/15/25	240	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,832
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,012
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	58
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,129
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,630
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,121
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,665	3,838
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,073
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	52
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	200	201
	San Francisco City & County CA GO	5.000%	6/15/24	150	152
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	21,000	21,000
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	50,000	50,000
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 5.000%	1.960%	2/2/23	81,210	81,210
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	47,383
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	9,775	9,709
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	132
	San Francisco Unified School District GO	5.000%	6/15/23	60	61
	San Francisco Unified School District GO	4.000%	6/15/24	75	77
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	360	379
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	800	807
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	141
	San Juan Unified School District GO	3.000%	8/1/23	575	577
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	504
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	205
[2]	San Leandro Unified School District GO	4.000%	8/1/25	135	141
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,171
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,379
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	76
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	2,250	2,491
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,562
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	8,934
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	19,057
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,730
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,188
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,315	2,341
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	19,074
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,039
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	855
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	851
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,258
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,292
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,303
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	677
[1]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	737
[1]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	796
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	20
	United Water Conservation District COP	5.000%	10/1/23	805	819
	United Water Conservation District COP	5.000%	10/1/24	845	881
	University of California College & University Revenue	5.000%	5/15/23	270	272
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,227
	University of California College & University Revenue	4.000%	5/15/24	225	230
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,471
	University of California College & University Revenue	5.000%	5/15/24	710	735
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,070
[7]	University of California College & University Revenue	5.000%	5/15/24	10,570	10,924
	University of California College & University Revenue	5.000%	5/15/25	40	43
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,662
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,597
	University of California College & University Revenue	5.000%	5/15/25	235	243
[7]	University of California College & University Revenue	5.000%	5/15/25	10,890	11,567
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,095
	University of California College & University Revenue	5.000%	5/15/26	4,050	4,081
[7]	University of California College & University Revenue	5.000%	5/15/26	11,420	12,472
	University of California College & University Revenue PUT	5.000%	5/15/23	3,455	3,481
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	415	416
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	409
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	395
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	236
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	582
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	666
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	445
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	625
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	522
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	192
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	281
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	237
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/25	550	585
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/26	400	437
					2,284,221
Colorado (1.1%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	271
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,479
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	104
	Colorado COP	5.000%	3/15/23	450	451
	Colorado COP	5.000%	12/15/23	2,835	2,900
	Colorado COP	5.000%	12/15/23	105	107
	Colorado COP	5.000%	12/15/24	90	94
	Colorado COP	5.000%	12/15/25	4,045	4,357
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	697
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	749
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	801
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	180	183
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,556
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,053
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	318
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	315	330
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	500	524
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	201
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	480
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	555	607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,575	2,618
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	500	518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	4,650	4,936
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	24,890	27,046
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	13,145	14,832
[3,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	1,964
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	930	947
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	5/15/61	10,020	9,908
[8]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	1.650%	4/1/23	1,215	1,210
[4]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	2.530%	12/1/25	5,000	5,000
[3,5]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	1.690%	2/2/23	10,310	10,310
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	58
[3,5]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	7,765	7,765
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,079
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,847
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	2,425	2,734
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	576
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	265	270
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,350
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,147
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,604
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	213
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	51
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	228
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	228
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,690
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	234
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	192
[4]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	5,580	5,556
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	447
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	806
	Regional Transportation District COP	5.000%	6/1/24	1,050	1,059
	Regional Transportation District COP	5.000%	6/1/25	50	50
	Regional Transportation District COP, Prere.	5.000%	6/1/23	2,790	2,812
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	100
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	358
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	412
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	347
[3,5]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	1.740%	2/2/23	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	16,170
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	6,885	6,746
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,420	1,383
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	100	101
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,400	11,731
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	117
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	208
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	134
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	734
					216,720
Connecticut (2.1%)
	Bridgeport CT GO	5.000%	2/15/23	535	535
	Bridgeport CT GO	5.000%	2/15/24	450	461
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,047
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	21
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	52
	Connecticut GO	5.000%	4/15/23	2,440	2,452
	Connecticut GO	5.000%	4/15/23	3,750	3,769
	Connecticut GO	3.000%	6/1/23	790	792
	Connecticut GO	4.000%	6/1/23	210	211
	Connecticut GO	4.000%	6/15/23	1,875	1,886
	Connecticut GO	5.000%	6/15/23	1,300	1,312
	Connecticut GO	5.000%	7/15/23	2,000	2,023
	Connecticut GO	5.000%	9/1/23	65	66
	Connecticut GO	5.000%	9/15/23	1,600	1,626
	Connecticut GO	5.000%	10/15/23	3,665	3,732
	Connecticut GO	5.000%	11/15/23	1,140	1,163
	Connecticut GO	3.000%	1/15/24	3,000	3,018
	Connecticut GO	4.000%	1/15/24	2,250	2,285
	Connecticut GO	5.000%	1/15/24	13,035	13,357
	Connecticut GO	5.000%	4/15/24	575	593
	Connecticut GO	5.000%	4/15/24	270	278
	Connecticut GO	5.000%	5/15/24	325	336
	Connecticut GO	3.000%	6/1/24	550	555
	Connecticut GO	4.000%	6/1/24	275	281
	Connecticut GO	4.000%	6/15/24	1,000	1,022
	Connecticut GO	5.000%	7/15/24	385	390
	Connecticut GO	5.000%	7/15/24	3,000	3,114
	Connecticut GO	5.000%	8/15/24	635	644
	Connecticut GO	5.000%	9/15/24	185	193
	Connecticut GO	5.000%	9/15/24	25	26
	Connecticut GO	5.000%	9/15/24	2,065	2,153
	Connecticut GO	5.000%	10/15/24	3,880	3,952
	Connecticut GO	3.000%	1/15/25	7,075	7,138
	Connecticut GO	4.000%	1/15/25	2,090	2,155
	Connecticut GO	5.000%	3/1/25	1,415	1,454
	Connecticut GO	5.000%	4/15/25	1,505	1,591
	Connecticut GO	5.000%	4/15/25	190	201
	Connecticut GO	4.000%	5/15/25	3,800	3,943
	Connecticut GO	4.000%	6/1/25	1,400	1,454
	Connecticut GO	4.000%	6/15/25	525	546
	Connecticut GO	5.000%	7/15/25	4,000	4,258
	Connecticut GO	5.000%	8/15/25	5,645	5,726
	Connecticut GO	5.000%	9/15/25	595	636
	Connecticut GO	5.000%	3/1/26	450	451
	Connecticut GO	5.000%	6/15/26	450	491
	Connecticut GO	5.000%	8/15/26	9,290	9,423
	Connecticut GO	5.000%	9/15/26	595	653
	Connecticut GO	5.000%	3/1/27	2,000	2,057
	Connecticut GO	5.000%	6/15/27	335	374
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	3/1/23	2,675	2,675
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	2.610%	3/1/24	135	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.050%	2.710%	3/1/23	4,325	4,326
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	444
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	239
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	236
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	327
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	461
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	166
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	2,700	2,628
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,143
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.650%	2/2/23	150	150
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.960%	11/15/50	10,025	9,945
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	2.290%	5/15/51	26,970	26,907
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	840
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	745
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,417
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,553
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,761
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	635
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	168
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,591
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,808
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	530
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,195
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,246
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,074
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	100	107
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	120	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,849
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,887
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	3,002
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,817
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	2,250	2,516
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,380	1,543
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	417
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	380
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	401
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,945	4,945
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	18,020	18,014
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	3,525	3,483
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	11,048
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	26,155	25,324
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	24,895
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	18,995
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,021
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,050	11,505
[7]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,020	24,992
[7]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	2,680	2,676
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,175	2,094
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,186
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	328
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,725
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	380	385
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	762
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	362
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	612
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,245
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,830	15,435
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	4,450	4,638
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	387
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	132
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	255	260
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	255
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	160	168
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	262
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	160	172
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/25	175	188
[1]	Hartford CT GO	5.000%	7/1/26	1,100	1,169
	Meriden CT GO	5.000%	3/15/23	425	426
	Meriden CT GO	5.000%	3/15/24	875	900
	Meriden CT GO	5.000%	3/15/25	1,305	1,377
	Meriden CT GO	5.000%	3/15/26	1,075	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan District GO	5.000%	7/15/23	525	531
	Metropolitan District GO	5.000%	7/15/23	1,000	1,012
	Metropolitan District GO	5.000%	7/15/23	1,045	1,057
[1]	New Haven CT GO	5.000%	8/15/24	395	409
	University of Connecticut College & University Revenue	5.000%	2/15/23	615	616
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,600	1,605
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	118
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	329
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	209
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	405
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	547
					408,273
Delaware (0.1%)
	Delaware GO	5.000%	2/1/23	50	50
	Delaware GO	5.000%	7/1/23	175	177
	Delaware GO	5.000%	8/1/24	2,770	2,807
	Delaware GO	5.000%	10/1/26	2,000	2,204
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	404
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	223
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	175
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	265	288
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,870	6,367
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,257
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,069
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,255
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	648
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,122
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,224
					23,270
District of Columbia (0.9%)
	District of Columbia GO	5.000%	2/1/23	5,100	5,100
	District of Columbia GO	3.000%	6/1/23	100	100
	District of Columbia GO	5.000%	6/1/23	630	635
	District of Columbia GO	5.000%	6/1/23	100	101
	District of Columbia GO	5.000%	6/1/24	640	646
	District of Columbia GO	5.000%	6/1/24	215	222
	District of Columbia GO	5.000%	6/1/25	20	20
	District of Columbia GO	5.000%	6/1/27	2,965	3,154
	District of Columbia GO	5.000%	6/1/27	3,415	3,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/27	3,170	3,498
[3,5]	District of Columbia GO TOB VRDO	1.690%	2/2/23	1,850	1,850
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,262
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,866
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,867
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,490	1,523
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,922
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,924
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	130
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,539
	District of Columbia Income Tax Revenue	5.000%	12/1/26	3,025	3,349
[3,5]	District of Columbia Income Tax Revenue TOB VRDO	1.690%	2/2/23	895	895
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	153
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	10,165	9,903
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,425	5,395
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	239
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	529
[2,3,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	1.780%	2/2/23	17,141	17,141
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	15,510	17,797
[3,5]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	1.750%	2/2/23	16,475	16,475
[1,3,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	1.780%	2/2/23	26,160	26,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	834
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,455
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	21
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,103
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	131
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,074
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,074
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,065
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,130
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,911
					182,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (2.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	175	174
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	707
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,075
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	346
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,259
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	233
[3,5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	3,605	3,605
[3,5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	5,645	5,645
[3,5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
[3,5]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.060%	4/14/23	5,200	5,200
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	585
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	625
	Broward County FL School District COP	5.000%	7/1/23	135	136
	Broward County FL School District COP	5.000%	7/1/24	45	47
[3,5]	Broward County FL School District GO TOB VRDO	1.690%	2/2/23	16,000	16,000
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	410
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,087
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	466
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	295
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,793
[3,5]	Central Florida Expressway Authority Highway Revenue TOB VRDO	1.810%	2/2/23	7,045	7,045
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	1,125	1,167
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	412
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	500
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,035
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,121
[1]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	763
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	4,000	4,135
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,650	1,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,150	2,335
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,180	3,529
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	2,035	2,306
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	799
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,050
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,131
[3,5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.830%	2/2/23	4,365	4,365
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	243
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	176
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	47
	Florida Department of Management Services COP	5.000%	11/1/23	445	454
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,486
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	10,744
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,319
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	541
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	525
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	5,777
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	285
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	50
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,194
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,272
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	216
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	227
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	567
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	351
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	224
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	114
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	107
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,481
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	545	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	6/1/23	2,075	2,093
	Florida GO	5.000%	6/1/23	4,895	4,938
	Florida GO	5.000%	7/1/23	3,620	3,658
	Florida GO	5.000%	7/1/23	525	530
	Florida GO	5.000%	6/1/24	455	471
	Florida GO	5.000%	6/1/24	1,400	1,450
	Florida GO	5.000%	6/1/24	310	321
	Florida GO	5.000%	6/1/24	50	52
	Florida GO	5.000%	6/1/24	1,000	1,036
	Florida GO	5.000%	7/1/24	10,160	10,539
	Florida GO	5.000%	6/1/25	500	504
	Florida GO	5.000%	6/1/25	2,665	2,835
	Florida GO	5.000%	7/1/26	3,000	3,288
[1]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	305
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,500	1,538
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,865
	Florida Lottery Revenue	5.000%	7/1/23	50	51
	Florida Lottery Revenue	5.000%	7/1/24	25	26
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,727
	Florida Lottery Revenue	5.000%	7/1/24	90	93
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	793
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	508
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	521
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	266
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	190
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	996
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,665
[3,5]	Fort Myers FL Utility System Water Revenue TOB VRDO	1.760%	2/2/23	1,600	1,600
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	133
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/27	375	416
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	66
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	83
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	156
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	664
	Hernando County FL Water Revenue	4.000%	6/1/24	625	639
	Hernando County FL Water Revenue	4.000%	6/1/25	575	593
[1]	Hernando County School District COP	5.000%	7/1/25	1,300	1,377
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	149
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.660%	2/2/23	10,200	10,200
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	2,081
[3,5]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	1.720%	2/2/23	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	655
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,441
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,565
	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,220
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,672
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,225
[3,5]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	17,379	17,379
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	71
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,733
[3,5]	JEA Electric System Electric Power & Light Revenue TOB VRDO	1.710%	2/2/23	4,200	4,200
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	1,988
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,134
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	305
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	293
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	282
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	313
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	681
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	380
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	185
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,270	2,193
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	507
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	922
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	21
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,271
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,209
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,848
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	123
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	950
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	920
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,030
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	40
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,030
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	417
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,645	2,718
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	211
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,296
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,442
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,077
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,265
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	188
[3,5]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	1.720%	2/2/23	3,780	3,780
[1]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	51
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	570
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	590	601
	Miami-Dade County School Board COP	5.000%	11/1/23	45	46
	Miami-Dade County School Board COP	5.000%	2/1/24	830	851
	Miami-Dade County School Board COP	5.000%	2/1/25	100	105
	Miami-Dade County School Board COP	5.000%	5/1/25	50	53
[1,3,5]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	1.810%	2/2/23	1,585	1,585
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,606
[2]	North Port FL Special Assessment Revenue, Prere.	5.000%	7/1/23	1,425	1,440
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,541
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,724
	Okaloosa County School Board COP	5.000%	10/1/25	425	454
	Okaloosa County School Board COP	5.000%	10/1/26	555	608
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	66
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	503
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,057
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	78
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	471
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	676
[3,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/7/23	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,320
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,098
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	62
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	1,735	1,509
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	203
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	52
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	173
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	427
[1]	Palm Bay FL GO	5.000%	7/1/23	915	924
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	116
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	128
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	679
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	147
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	150	164
[3,5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	5,435	5,435
	Palm Beach County School District COP	5.000%	8/1/23	45	46
	Palm Beach County School District COP	5.000%	8/1/24	200	207
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,438
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	661
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	813
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	333
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	284
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	500
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	341
[3,5]	Reedy Creek FL Improvement District GO TOB VRDO	1.730%	2/2/23	2,950	2,950
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,017
[3,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	13,445	13,445
[3,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	11,000	11,000
[3,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	352
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	63
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	167
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	119
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	1,000	945
	South Florida Water Management District COP	5.000%	10/1/23	450	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	40,535	40,535
[3,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,230	3,230
[3,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,250	5,250
[3,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	21,295	21,295
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	71
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	596
[3,5]	St. Johns County FL IDA Revenue VRDO (Presbyterian Retirement Communities Obligated Group Project )	1.860%	2/2/23	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	229
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	352
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	53
	Tallahassee FL Energy System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	1,845	1,874
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	358
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	180
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	500	464
[3,5]	Volusia County FL Hospital Revenue TOB VRDO	1.300%	2/1/23	4,735	4,735
	Volusia County School Board COP	5.000%	8/1/24	125	130
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	180
					418,156
Georgia (2.9%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	414
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	638
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	60
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	235	238
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	246
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,335
	Atlanta GA GO	5.000%	12/1/25	1,000	1,078
	Atlanta GA GO	5.000%	12/1/25	1,750	1,887
	Atlanta GA GO	5.000%	12/1/26	1,200	1,326
	Atlanta GA GO	5.000%	12/1/26	1,350	1,491
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	1.690%	2/2/23	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	325	344
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	609
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	583
[3,5]	Atlanta GA Water Revenue TOB VRDO	1.690%	2/2/23	8,385	8,385
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	186
[3,5]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	11,250	11,250
[3,5]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	15,900	15,900
[3,5]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	1.720%	2/7/23	3,335	3,335
	Cartersville GA GO	5.000%	10/1/24	2,000	2,087
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	447
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	227
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	502
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	753
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	364
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,975	2,067
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,248
[3,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	4,535	4,535
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,044
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	5,105	5,412
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	301
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	471
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	401
[3,5]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,460	1,460
	Douglas County School District GO	5.000%	4/1/23	365	367
	Douglas County School District GO	5.000%	4/1/24	500	515
	Douglas County School District GO	5.000%	4/1/25	600	635
	Douglas County School District GO	5.000%	4/1/26	570	619
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,435	5,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth County School District GO	5.000%	2/1/23	40	40
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	558
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	329
[3,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,875	1,875
[3,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	2,500	2,500
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,125	2,126
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,544
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	315
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	311
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	264
[3,5]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	10,520	10,520
[3,5]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	3,750	3,750
	Georgia GO	5.000%	2/1/23	50	50
	Georgia GO	5.000%	7/1/23	50	51
	Georgia GO	5.000%	8/1/23	3,515	3,561
	Georgia GO	5.000%	1/1/24	5,165	5,177
	Georgia GO	5.000%	1/1/24	200	205
	Georgia GO	5.000%	2/1/24	90	92
	Georgia GO	5.000%	7/1/24	155	161
	Georgia GO	5.000%	12/1/24	50	52
	Georgia GO	5.000%	2/1/25	35	37
	Georgia GO	4.000%	7/1/25	600	625
	Georgia GO	5.000%	7/1/25	15,115	16,110
	Georgia GO	4.000%	2/1/26	485	494
	Georgia GO	5.000%	12/1/27	3,470	3,841
[2,3,5]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3 & 4 Project) TOB VRDO	1.770%	2/2/23	12,160	12,160
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	846
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,034
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,187
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	515
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/25	200	212
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,495	1,590
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/26	150	162
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/27	200	221
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/28	195	219
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	624
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	654
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,561
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	255
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	379
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	442
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	26
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,215
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,895
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,703
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,183
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	857
	Henry County School District GO	5.000%	8/1/23	1,615	1,636
	Houston County School District GO	5.000%	9/1/25	775	829
	Houston Healthcare System Inc., Revenue Prere.	5.000%	4/1/24	5,665	5,787
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,001
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	753
[3]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,056
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	505
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	448
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	1,006
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,118
[7]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	763
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,191
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,348
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	418
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,120
[7]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,029
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,600
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	616
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,144
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,018
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	728
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,231
[7]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,313
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,197
[7]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,588
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	49,415	49,612
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	30,620	30,794
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	62,645	63,057
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	47,315	47,599
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	16,890	17,215
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	897
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	8,640	9,132
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,395	10,412
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.230%	8/1/48	18,740	18,644
[4]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	3.677%	4/1/48	39,210	39,206
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	3.757%	8/1/48	32,690	32,738
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	831
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	513
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,049
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,285
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	414
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,483
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	693
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,331
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	640
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	450
	Richmond County Board of Education GO	5.000%	10/1/25	500	536
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	900
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/26	5,000	5,445
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	823
					567,968
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	391
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	553
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,119
	Guam Income Tax Revenue	5.000%	12/1/26	1,000	1,054
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,664
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,358
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,376
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	2,032
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,932
					13,479
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,373
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	7/1/39	7,100	7,100
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	7/1/39	1,835	1,835
	Hawaii GO	5.000%	8/1/23	105	106
	Hawaii GO	5.000%	10/1/23	50	51
	Hawaii GO	5.000%	10/1/23	150	153
	Hawaii GO	5.000%	10/1/23	2,675	2,722
	Hawaii GO	5.000%	10/1/23	655	667
	Hawaii GO	5.000%	10/1/23	70	71
	Hawaii GO	5.000%	10/1/23	65	66
	Hawaii GO	5.000%	1/1/24	100	102
	Hawaii GO	5.000%	5/1/24	75	77
	Hawaii GO	5.000%	10/1/24	1,335	1,395
	Hawaii GO	5.000%	10/1/24	40	42
	Hawaii GO	5.000%	1/1/25	50	52
	Hawaii GO	5.000%	10/1/27	1,000	1,099
	Hawaii GO, Prere.	5.000%	8/1/23	300	304
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,332
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,546
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,297
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,546
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,870	7,936
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,210
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,158
	Honolulu HI City & County GO	5.000%	7/1/23	500	505
	Honolulu HI City & County GO	5.000%	9/1/23	220	223
	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,656
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,126
	Honolulu HI City & County GO	5.000%	7/1/24	500	518
	Honolulu HI City & County GO	5.000%	10/1/24	60	63
	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,962
	Honolulu HI City & County GO	4.000%	7/1/25	505	526
	Honolulu HI City & County GO	5.000%	7/1/25	275	293
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,096
	Honolulu HI City & County GO	5.000%	3/1/26	1,405	1,523
	Honolulu HI City & County GO	4.000%	7/1/26	285	302
	Honolulu HI City & County GO	5.000%	7/1/26	500	547
	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,700
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,209
	Honolulu HI City & County GO PUT	5.000%	9/1/23	450	454
					81,963
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	255
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,083
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,027
[7]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.300%	12/1/48	6,600	6,599
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	880	890
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	460
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	691
	University of Idaho College & University Revenue	5.000%	4/1/23	360	362
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	165
					12,532
Illinois (6.0%)
[3,5]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.780%	2/2/23	25,335	25,335
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,636
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	185
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	606
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/23	3,010	2,928
[9]	Chicago Board of Education GO	0.000%	12/1/23	800	778
	Chicago Board of Education GO	5.000%	12/1/23	8,625	8,715
[1]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,035
	Chicago Board of Education GO	5.000%	12/1/23	9,695	9,795
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,091
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,185
[9]	Chicago Board of Education GO	0.000%	12/1/24	900	847
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,699
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,176
[9]	Chicago Board of Education GO	0.000%	12/1/25	1,050	956
[9]	Chicago Board of Education GO	0.000%	12/1/25	670	610
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,155
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	5,000	5,158
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,032
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,367
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,182
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,310	2,023
	Chicago Board of Education GO	5.000%	12/1/26	2,000	2,080
	Chicago Board of Education GO	5.000%	12/1/26	5,805	6,036
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,508
[10,11]	Chicago Board of Education GO	5.500%	12/1/26	9,450	10,033
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,322
	Chicago Board of Education GO	5.000%	12/1/27	2,915	3,053
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,296
[3,5]	Chicago City IL GO TOB VRDO	1.700%	2/2/23	16,030	16,030
[3,5]	Chicago City IL GO TOB VRDO	1.700%	2/2/23	2,660	2,660
[3,5]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	1.740%	2/2/23	142,600	142,600
	Chicago IL GO	5.000%	1/1/24	6,930	7,015
	Chicago IL GO	5.000%	1/1/24	500	506
	Chicago IL GO	5.000%	1/1/24	560	567
	Chicago IL GO	5.000%	1/1/24	50	51
	Chicago IL GO	0.000%	1/1/25	1,165	1,088
	Chicago IL GO	5.000%	1/1/25	2,500	2,560
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,280	3,350
	Chicago IL GO	5.000%	1/1/26	4,485	4,643
	Chicago IL GO	5.000%	1/1/26	2,615	2,707
[9]	Chicago IL GO	0.000%	1/1/27	1,590	1,391
[9]	Chicago IL GO	0.000%	1/1/27	2,050	1,793
	Chicago IL GO	5.250%	1/1/28	5,000	5,132
	Chicago IL GO	5.000%	1/1/29	1,000	1,064
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,476
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,050
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	892
[2,3,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.780%	2/2/23	6,200	6,200
[2,3,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.780%	2/2/23	2,500	2,500
[3,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.730%	2/2/23	45,790	45,790
[3,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.740%	2/2/23	18,480	18,480
[3,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.820%	2/2/23	4,435	4,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.820%	2/2/23	3,700	3,700
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,500	3,516
[1,3,5]	Chicago IL Water Revenue TOB VRDO	1.820%	2/2/23	1,045	1,045
[3,5]	Chicago IL Water Revenue TOB VRDO	1.820%	2/2/23	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,413
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	516
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,109
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	401
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,191
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	389
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,558
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,644
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,520	1,554
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,087
	Chicago Park District GO	4.000%	1/1/24	670	677
	Chicago Park District GO	5.000%	1/1/24	100	102
	Chicago Park District GO	4.000%	1/1/25	390	396
	Chicago Park District GO	4.000%	1/1/25	2,315	2,352
[2]	Chicago Park District GO	5.000%	1/1/25	200	208
	Chicago Park District GO	4.000%	1/1/26	1,190	1,219
	Chicago Park District GO	4.000%	1/1/26	815	835
[2,3,5]	Chicago Park District GO TOB VRDO	1.710%	2/2/23	6,000	6,000
	Chicago Park District GO, Prere.	5.750%	1/1/24	660	680
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	185	186
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	854
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,649
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	360	376
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,668
[3,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	1.820%	2/2/23	3,625	3,625
[3,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.710%	2/2/23	16,400	16,400
[3,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.730%	2/2/23	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,645
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,733
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,698
	Cook County IL GO	5.000%	11/15/23	900	914
	Cook County IL GO	5.000%	11/15/24	1,025	1,062
	Cook County IL GO	5.000%	11/15/24	5,000	5,181
	Cook County IL GO	4.000%	11/15/25	4,650	4,834
	Cook County IL GO	5.000%	11/15/25	805	856
	Cook County IL GO	5.000%	11/15/25	10,105	10,750
	Cook County IL GO	4.000%	11/15/26	1,850	1,951
	Cook County IL GO	5.000%	11/15/26	300	325
	Cook County IL GO	5.000%	11/15/27	325	358
[3,5]	Cook County IL Sales Tax Revenue TOB VRDO	1.760%	2/2/23	7,685	7,685
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,016
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	272
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	295
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	900	961
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	620	676
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	480	532
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	225	254
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	956
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,020
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	315
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,898
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	844
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,758
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,106
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,281
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	915
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,581
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	755
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	147
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,544
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	823
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,091
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,388
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,370
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	4,970	5,225
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,200	1,281
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	2,755	3,019
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	5/1/42	1,405	1,365
[3,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	7,785	7,785
[3,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	10,360	10,360
[3,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	2,290	2,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	642
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	100	104
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.990%	4/1/51	5,705	5,705
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,668
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	97
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	67
[4]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	4.210%	11/1/34	13,115	13,124
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	374
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	321
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	104
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,645	2,850
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	2,630	2,870
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,444
	Illinois GO	4.000%	2/1/23	1,695	1,695
	Illinois GO	5.000%	2/1/23	490	490
	Illinois GO	4.000%	3/1/23	7,605	7,613
	Illinois GO	5.000%	3/1/23	2,125	2,129
	Illinois GO	5.000%	3/1/23	1,480	1,483
	Illinois GO	5.000%	3/1/23	3,750	3,757
	Illinois GO	5.000%	3/1/23	2,055	2,059
	Illinois GO	5.000%	4/1/23	145	146
	Illinois GO	5.000%	5/1/23	390	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/23	1,000	1,005
	Illinois GO	5.250%	5/1/23	1,500	1,509
	Illinois GO	5.375%	5/1/23	4,350	4,377
	Illinois GO	5.000%	8/1/23	575	581
	Illinois GO	5.000%	10/1/23	100	101
	Illinois GO	5.000%	10/1/23	5,000	5,072
	Illinois GO	5.000%	11/1/23	25,620	26,037
	Illinois GO	5.000%	11/1/23	2,035	2,068
	Illinois GO	5.000%	12/1/23	100	102
	Illinois GO	4.000%	2/1/24	50	51
	Illinois GO	5.000%	2/1/24	850	868
	Illinois GO	4.000%	3/1/24	2,180	2,207
	Illinois GO	5.000%	4/1/24	375	384
	Illinois GO	4.000%	5/1/24	175	177
	Illinois GO	5.000%	5/1/24	1,095	1,124
	Illinois GO	5.500%	5/1/24	2,875	2,968
	Illinois GO	5.000%	6/1/24	2,500	2,569
	Illinois GO	5.500%	7/1/24	500	506
	Illinois GO	0.000%	8/1/24	200	191
	Illinois GO	5.000%	10/1/24	1,015	1,050
	Illinois GO	5.000%	11/1/24	18,340	18,994
	Illinois GO	5.000%	1/1/25	75	78
	Illinois GO	5.000%	2/1/25	5,085	5,290
	Illinois GO	5.000%	2/1/25	625	638
	Illinois GO	4.000%	3/1/25	750	766
	Illinois GO	5.000%	3/1/25	3,050	3,177
	Illinois GO	5.000%	3/1/25	11,935	12,418
	Illinois GO	5.000%	5/1/25	2,500	2,611
	Illinois GO	5.500%	5/1/25	3,000	3,166
	Illinois GO	5.500%	7/1/25	2,930	2,963
	Illinois GO	4.000%	8/1/25	720	721
	Illinois GO	5.000%	10/1/25	4,005	4,210
	Illinois GO	5.000%	11/1/25	7,500	7,893
[2]	Illinois GO	5.000%	11/1/25	10,000	10,537
	Illinois GO	5.000%	1/1/26	3,460	3,650
	Illinois GO	5.000%	3/1/26	17,440	18,448
[1]	Illinois GO	5.000%	4/1/26	2,500	2,564
	Illinois GO	5.000%	6/1/26	55	58
	Illinois GO	5.500%	7/1/26	515	521
	Illinois GO	5.000%	11/1/26	2,100	2,239
	Illinois GO	5.000%	2/1/27	1,500	1,527
	Illinois GO	5.000%	2/1/27	1,525	1,631
	Illinois GO	5.000%	3/1/27	4,200	4,496
	Illinois GO	5.500%	7/1/27	1,930	1,950
	Illinois GO	5.000%	10/1/27	3,000	3,231
	Illinois GO	5.000%	11/1/27	9,970	10,744
	Illinois GO	5.000%	5/1/28	1,000	1,021
	Illinois GO	5.000%	11/1/28	8,695	9,326
	Illinois GO	5.000%	11/1/28	1,895	2,059
[3,5]	Illinois GO TOB VRDO	1.810%	2/2/23	6,665	6,665
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	370	370
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	852
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	265
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	250	272
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	459
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	302
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	306
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	326
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	328
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	285
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	10,000	10,037
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	1,013
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,019
[3,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.710%	2/2/23	2,080	2,080
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	445	445
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	256
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,526
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,167
	Illinois Sales Tax Revenue	5.000%	6/15/23	570	574
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,031
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,883
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	694
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	264
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,685
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,191
	Illinois Sales Tax Revenue	5.000%	6/15/26	750	755
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,313
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,250	3,489
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	1,160	1,189
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	645
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,676
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,305
[3,5]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	1.720%	2/2/23	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/24	16,750	17,005
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	8,245	8,543
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	157
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	401
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	254
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	189
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,615
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,620
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,869
	Lake County IL GO	4.000%	11/30/23	6,670	6,757
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,789
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,340	3,301
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	96
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,248
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,539
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,992
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,132
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	1,800	1,893
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	1.720%	2/2/23	6,750	6,750
[1,3,5]	Metropolitan Pier & Exposition Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.820%	2/2/23	7,689	7,689
[2,3,5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	1.780%	2/2/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	704
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,151
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,109
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	375
[2]	Peoria IL GO	4.000%	1/1/24	925	936
[2]	Peoria IL GO	4.000%	1/1/25	750	770
[2]	Peoria IL GO	4.000%	1/1/26	250	261
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,500	1,545
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,045	1,101
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,433
[9]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	557
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	367
	Regional Transportation Authority Sales Tax Revenue PUT	4.350%	2/1/23	16,400	16,400
[3,5]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	1.690%	2/2/23	7,195	7,195
[2,7]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/25	1,200	1,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,425
[2,7]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/27	1,000	1,115
[2,7]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/28	1,000	1,136
	Romeoville IL GO	5.000%	12/30/24	2,685	2,815
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,758
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,466
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,957
[3,5]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	1.760%	2/2/23	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,944
[7]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,692
[3,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.760%	2/2/23	1,480	1,480
[3,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.800%	2/2/23	41,195	41,195
[3,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.800%	2/2/23	4,370	4,370
[3,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.800%	2/2/23	14,500	14,500
[3,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.800%	2/7/23	8,340	8,340
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	798
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	641
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	281
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	208
	Southern Illinois University College & University Revenue	5.000%	4/1/25	1,745	1,751
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,757
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	319
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	232
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	302
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	124
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	251
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	252
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	300
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	60
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	340	349
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Illinois College & University Revenue	5.000%	4/1/26	1,200	1,204
	University of Illinois College & University Revenue	5.000%	4/1/27	5,000	5,016
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	903
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	969
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,040
[2]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	501
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	768
	Wheeling IL GO	4.000%	12/1/23	750	760
	Wheeling IL GO	4.000%	12/1/24	825	847
	Wheeling IL GO	4.000%	12/1/25	935	977
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	199
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	428
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	293
	Will County IL GO	3.000%	11/15/23	1,430	1,437
	Will County IL GO	4.000%	11/15/24	500	513
	Will County IL GO	4.000%	11/15/25	335	350
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,494
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,354
					1,161,354
Indiana (0.9%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	292
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	355
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	664
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	695
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	385
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	684
	Ball State University College & University Revenue	5.000%	7/1/23	380	384
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,633
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	278
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	600
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	622
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	876
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	515
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	511
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	577
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,309
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	957
	Franklin Township Community School Corp. GO	5.000%	7/15/23	2,290	2,309
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,375	2,415
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	106
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,451
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	321
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	188
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	3,979
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	51
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	362
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	99
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	263
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	389
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	413
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	200	197
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,177
[3,5]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	23,222	23,222
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/23	1,895	1,895
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,083
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,904
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	50
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,272
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,411
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,104
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.900%	5/1/28	12,000	12,000
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	4,881
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	763
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,215
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,151
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	802
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,225	1,311
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,000	1,096
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,121
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,121
	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,000
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	60
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,263
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,143
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,517
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,626
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,456
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	95	100
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,231
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	253
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	512
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	321
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	524
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	530
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	719
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	670	727
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,622
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	532
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,159
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	800	818
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,033
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	894
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,947
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/26	1,315	1,420
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	945
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	965
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	494
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	220
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	836
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	866
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	932
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	965
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	648
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	861
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,137
	Purdue University College & University Revenue	5.000%	7/1/23	420	424
	Purdue University College & University Revenue	5.000%	7/1/24	715	741
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	290
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	303
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	305
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,423
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,216
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	443
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	567
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	535
					169,821
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,682
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,820
	Des Moines IA GO	5.000%	6/1/23	1,570	1,583
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	981
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	321
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,734
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	962
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	111
[3,5]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	7,485	7,485
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	202
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	216
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	333
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	745	751
					18,439
Kansas (0.4%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	198
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,679
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,208
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,458
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	152
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	106
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,445
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	3.458%	9/1/23	9,085	9,103
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	600	602
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	790	795
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	45	45
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	605
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	129
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	252
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	256
	Manhattan KS GO	0.200%	6/15/24	25,630	24,423
	Manhattan KS GO	0.400%	6/15/25	12,570	11,696
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	392
	Olathe KS GO	4.250%	10/1/24	1,360	1,402
	Olathe KS GO	5.000%	10/1/28	1,000	1,124
[5]	Overland Park KS Sales Tax Revenue	5.500%	11/15/28	385	396
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	76
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	226
[3,5]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	14,205	14,205
					82,973
Kentucky (1.5%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	310
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	306
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	320
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	350
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	2,550	2,591
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	5,007
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	710	720
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,215
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,149
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,604
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,328
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	109
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	160
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	479
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	553
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,795
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	971
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	847
[4]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.060%	2/1/46	1,000	1,002
	Kentucky Economic Development Finance Authority Resource Recovery Revenue	2.900%	4/1/31	3,000	3,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,411
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,424
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	560	580
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,256
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,283
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	726
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,384
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,668
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,314
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	603
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	120
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,844
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,509
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,104
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,925
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	570
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,814
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,096
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,926
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,164
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,036
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	30,309
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	35,435	35,432
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	29,220	29,301
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	787
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	22,215	22,257
[3,5]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	7,665	7,665
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	1,983
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	475
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	711
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	853
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	914
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,738
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	283
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,916
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,251
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	1,590	1,684
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	91
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	185
[3,5]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	1.300%	2/1/23	3,400	3,400
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	55,030	55,557
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	3,425	3,647
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,075
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,158
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,011
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,052
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,992
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,063
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,142
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,224
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	256
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	349
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	320
					289,619
Louisiana (1.1%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	60
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	80
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	120
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	149
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	226
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	195
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	526
[3,5]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	415
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	3.000%	2/1/23	165	165
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	345
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	422
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	418
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	530
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	3.000%	2/1/23	500	500
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	837
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	644
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	629
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	24,865	24,673
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	11,925	11,833
[4]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.510%	5/1/43	7,225	7,076
	Louisiana GO	5.000%	2/1/23	115	115
	Louisiana GO, Prere.	4.000%	5/15/23	50	50
	Louisiana GO, Prere.	4.000%	5/15/23	50	50
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,319
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,726
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	156
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	469
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	801
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	629
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	339
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	692
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,676
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,470	1,592
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,580	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,410	1,552
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	280	280
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	200	200
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,575
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	51
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,967
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,596
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,854
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	21
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	500	528
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	389
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,247
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,240
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,111
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,512
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	4,735	4,764
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,604
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	8,680	9,078
[1,3,5]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	1.800%	2/2/23	2,710	2,710
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	636
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,256
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	905	913
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,250	1,251
[3,5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	2/2/23	8,240	8,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	109
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	168
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	321
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	382
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	444
[1]	Shreveport LA GO	5.000%	3/1/25	500	521
[1]	Shreveport LA GO	5.000%	3/1/26	500	533
[1]	Shreveport LA GO	5.000%	3/1/27	500	542
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	566
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	499
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	9,056
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,560	7,153
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	30,590	30,535
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	16,300	15,961
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	1,195	1,126
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	1,005
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,771
					223,472
Maine (0.1%)
	Maine GO	5.000%	6/1/23	3,000	3,026
	Maine GO	5.000%	6/1/24	150	155
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	490
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,708
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/26	475	522
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	177
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	280
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	216
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	227
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	501
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	101
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	730	737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	507
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	676
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,003
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,561
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,638
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,928
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,568
	Portland ME GO	4.000%	4/1/23	1,100	1,103
	Portland ME GO	4.000%	10/1/23	600	607
	Portland ME GO	4.000%	4/1/24	700	713
	Portland ME GO	4.000%	10/1/24	500	514
	Portland ME GO	4.000%	4/1/25	2,045	2,119
	Portland ME GO	4.000%	10/1/25	600	627
	Westbrook ME GO	5.000%	4/1/24	450	463
					25,167
Maryland (1.3%)
	Anne Arundel County MD GO	5.000%	4/1/24	65	67
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	12,044
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,252
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,776
	Anne Arundel County MD GO	5.000%	4/1/27	2,490	2,778
[3,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	5,015	5,015
	Baltimore County MD GO	5.000%	3/1/24	500	514
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,057
	Baltimore County MD GO	5.000%	3/1/25	900	951
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,113
	Baltimore County MD GO	5.000%	3/1/25	115	121
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,086
[3,5]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,545	3,545
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	256
[5]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	2.700%	6/1/23	100	99
[5]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	2.800%	6/1/25	125	120
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	512
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	800	819
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	230
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,499
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	130
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/23	100	100
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	120
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	191
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,185
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,422
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	195
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,222
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,311
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,259
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	76
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,510
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,316
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,062
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	925	982
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,278
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,123
Maryland GO	5.000%	3/1/23	100	100
Maryland GO	5.000%	3/15/23	125	125
Maryland GO	5.000%	6/1/23	100	101
Maryland GO	5.000%	8/1/23	375	380
Maryland GO	5.000%	8/1/23	4,270	4,326
Maryland GO	5.000%	6/1/24	30	31
Maryland GO	5.000%	8/1/24	945	983
Maryland GO	5.000%	8/1/24	300	312
Maryland GO	5.000%	8/1/24	50	52
Maryland GO	5.000%	3/1/25	3,000	3,169
Maryland GO	4.000%	6/1/25	235	240
Maryland GO	5.000%	8/1/25	555	593
Maryland GO	5.000%	8/1/25	1,710	1,827
Maryland GO	5.000%	3/1/26	12,500	13,575
Maryland GO	5.000%	8/1/26	2,450	2,689
Maryland GO	4.000%	6/1/27	5,300	5,425
Maryland GO	4.000%	6/1/28	2,455	2,511
Maryland GO, Prere.	4.000%	3/1/23	325	325
Maryland GO, Prere.	5.000%	3/1/23	150	150
Maryland GO, Prere.	5.000%	3/1/23	200	200
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	326
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	127
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	401
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	142
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	120
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,225	3,357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,270	2,451
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.940%	7/1/42	6,190	6,128
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.710%	2/2/23	30,935	30,935
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,640	1,640
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	101
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	237
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,594
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.200%	7/1/41	19,205	19,205
[3,5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.760%	2/7/23	14,345	14,345
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	423
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	302
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	472
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	499
[3,5]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	1.830%	2/2/23	6,000	6,000
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,445
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,665
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	684
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,183
	Montgomery County MD GO	5.000%	12/1/24	70	72
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,050
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	105
[3,5]	Montgomery MD Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	3,750	3,750
	Prince George's County MD GO	5.000%	8/1/23	350	355
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,297
	Prince George's County MD GO	5.000%	7/15/24	35	36
	Prince George's County MD GO	4.000%	9/1/24	45	46
	Prince George's County MD GO	5.000%	9/15/25	275	295
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,045	1,045
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	997
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	746
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	705	706
	University System of Maryland College & University Revenue	5.000%	4/1/25	2,370	2,506
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	8,609
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	101
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	52
	Washington Suburban Sanitary Commission Water Revenue, ETM	4.000%	6/1/24	100	102
					248,258
Massachusetts (1.1%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	306
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	299
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	313
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	230	243
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	177
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	358
	Cambridge MA GO	5.000%	2/15/23	4,100	4,104
	Cambridge MA GO	5.000%	2/15/24	4,055	4,166
	Cambridge MA GO	5.000%	2/15/25	4,090	4,316
	Cambridge MA GO	5.000%	2/15/26	3,040	3,299
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,860	2,889
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	325	328
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	765	794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	3,090
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	276
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	302
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	121
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	556
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/23	400	401
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	172
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	310
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	351
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,688
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	24,923
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	62
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	488
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	57
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	952
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	162
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	47
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,456
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	115
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	821
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	840	847
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/23	570	575
	Danvers MA GO	5.000%	7/1/23	1,065	1,077
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	126
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,668
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,813
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	78
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,897
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,241
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	547
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	620	643
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	76
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	114
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,007
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,015
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,490
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	260
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	3,250	3,284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	307
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	280
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	234
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,629
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,770	8,913
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,169
[3,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.810%	2/2/23	10,000	10,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	963
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	558
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	2,974
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	518
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	695	726
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	3,085	3,085
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,330	1,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,957
[4,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	7/1/49	6,075	5,992
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	147
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	117
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	152
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.440%	2/1/23	19,725	19,725
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.390%	2/3/23	13,415	13,415
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,210
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	524
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,710	1,687
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	536
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	273
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	287
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	290
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	299
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	162
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	383
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	163
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	430	434
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,701
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	130
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	361
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	530
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	543
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	417
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	246
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	47
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	26
	Plymouth MA GO	5.000%	5/1/24	830	857
	Plymouth MA GO	5.000%	5/1/25	2,350	2,491
	Sharon MA GO	5.000%	2/15/23	615	616
	Sharon MA GO	5.000%	2/15/24	875	899
	Sharon MA GO	5.000%	2/15/25	850	896
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,284
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,449
	Worcester MA GO	5.000%	2/15/23	1,970	1,972
	Worcester MA GO	5.000%	2/1/24	4,570	4,687
	Worcester MA GO	5.000%	2/15/24	2,750	2,823
	Worcester MA GO	5.000%	2/1/25	4,745	4,995
					217,419
Michigan (1.7%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,315
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,275
[7]	Bloomfield Hills School District GO	5.000%	5/1/24	700	722
[7]	Bloomfield Hills School District GO	5.000%	5/1/26	625	677
[13]	Brighton MI Area School District GO	5.000%	5/1/24	165	170
[13]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,585
[13]	Brighton MI Area School District GO	5.000%	5/1/26	435	472
[1,3,5,13]	Detroit City School District GO TOB VRDO	1.820%	2/2/23	2,000	2,000
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	454
[1,3,5]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	1.860%	2/2/23	4,705	4,705
[1,3,5,13]	Detroit MI City School District GO TOB VRDO	1.790%	2/2/23	3,505	3,505
[1,3,5,13]	Detroit MI City School District GO TOB VRDO	1.820%	2/2/23	9,445	9,445
[1,3,5,13]	Detroit MI City School District GO TOB VRDO	1.820%	2/7/23	16,455	16,455
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,064
[2,3,5]	Eastern Michigan University College & University Revenue TOB VRDO	1.700%	2/2/23	31,290	31,290
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	853
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	934
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	596
[13]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,906
[13]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,627
[13]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	832
[3,5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	1.760%	2/2/23	2,120	2,120
[1,3,5]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	1.800%	2/2/23	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	394
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	420
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	503
[13]	Holt Public Schools GO	5.000%	5/1/23	455	458
[13]	Holt Public Schools GO	5.000%	5/1/24	525	540
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,038
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,556
	Kalamazoo County MI GO	3.000%	5/1/24	850	857
	Kalamazoo County MI GO	3.000%	5/1/25	875	885
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,049
	Kalamazoo County MI GO	3.000%	5/1/26	900	918
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	40	38
[13]	Lake Orion Community School District GO	4.000%	5/1/24	300	306
[13]	Lake Orion Community School District GO	4.000%	5/1/26	350	368
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	630	632
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,534
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	290
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	203
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	319
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	236
[5]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	14,250	14,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,169
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	61
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,441
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,842
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	119
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,160	1,204
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	178
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	749
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,215	1,272
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,430	1,516
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,075	3,396
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,535	1,647
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	4,695	4,915
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,400	2,453
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,365	4,705
[3,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,215	1,215
[3,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	6,060	6,060
[3,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	150	152
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	45	47
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	724
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	623
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	2.510%	12/1/39	17,500	17,528
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	12/1/39	3,500	3,486
[3,5]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	1.710%	2/2/23	7,780	7,780
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	1,892
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	127
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	324
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	177
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,991
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,118
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	357
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/27	1,050	1,087
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,067
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	101
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	78
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	880
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,391
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	185	186
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	420	428
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	100	100
[3,5]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	1.720%	2/2/23	1,135	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,110
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,324
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,677
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,020	981
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	38
[3,5]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	1,320	1,320
[3,5]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	1,480	1,480
	Michigan State University College & University Revenue	5.000%	2/15/23	545	545
	Michigan State University College & University Revenue	5.000%	8/15/23	750	760
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,165
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	816
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	84
	Novi Community School District GO	4.000%	5/1/23	315	316
	Novi Community School District GO	4.000%	5/1/24	250	255
	Novi Community School District GO	4.000%	5/1/25	765	789
	Oakland University College & University Revenue	5.000%	3/1/24	775	795
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,439
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,748
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,756
[3,5,13]	Pontiac School District GO TOB VRDO	1.810%	2/2/23	8,500	8,500
[13]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	2,000	2,120
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/23	240	244
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	202
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	448
	University of Michigan College & University Revenue	5.000%	4/1/23	155	156
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	20,655	20,863
	University of Michigan College & University Revenue, ETM	5.000%	4/1/23	285	286
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	2,190	2,380
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,462
[13]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,793
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne State University College & University Revenue	5.000%	11/15/24	500	522
[3,5]	Wayne State University Michigan College & University Revenue TOB VRDO	1.820%	2/7/23	5,685	5,685
[13]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	387
[13]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	408
[13]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	513
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	163
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	143
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	182
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	209
[1]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	213
					330,842
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	505
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	388
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,125
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	620
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,914
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,513
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,812
	Metropolitan Council GO	3.000%	3/1/23	2,900	2,901
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,288
	Metropolitan Council GO	5.000%	3/1/25	100	106
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,152
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	983
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,095
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,415
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,200
	Minnesota GO	5.000%	8/1/23	1,955	1,981
	Minnesota GO	5.000%	8/1/23	3,025	3,065
	Minnesota GO	5.000%	8/1/23	1,900	1,925
	Minnesota GO	5.000%	8/1/23	60	61
	Minnesota GO	5.000%	8/1/23	100	101
	Minnesota GO	5.000%	8/1/24	250	260
	Minnesota GO	5.000%	8/1/24	125	127
	Minnesota GO	5.000%	8/1/24	65	68
	Minnesota GO	5.000%	10/1/24	1,290	1,347
	Minnesota GO	5.000%	8/1/25	11,210	11,976
	Minnesota GO	4.000%	8/1/27	5,950	6,006
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	252
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	749
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,479
[4]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	7/1/41	2,115	2,114
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,005
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,973
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	675
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,040
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,810	29,365
[3,4]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.881%	12/1/52	45,000	44,035
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	50
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,318
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,250
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,127
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,189
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,264
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,051
	St. Paul MN GO	5.000%	2/1/25	1,765	1,858
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	812
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,673
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,865
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,351
					160,451
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/23	650	661
	DeSoto County MS GO	5.000%	11/1/24	680	711
	Harrison County School District GO	4.000%	6/1/23	1,200	1,206
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,050	6,654
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.100%	2/1/23	400	400
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,440
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	525	530
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	399
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	340
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	443
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,708
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,332
	Mississippi GO	5.000%	10/1/24	70	73
	Mississippi GO	5.000%	10/1/25	175	188
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,687
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,185	4,230
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,293
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,879
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,901
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,302
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,370
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,703
					51,930
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	553
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	443
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	618
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	446
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,231
	Franklin County MO COP	3.000%	4/1/23	920	921
	Franklin County MO COP	3.000%	11/1/23	425	426
	Franklin County MO COP	3.000%	4/1/24	475	477
	Franklin County MO COP	3.000%	11/1/24	440	442
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,327
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,051
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,752
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,296
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,040
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	533
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	711
[3,5]	Kansas City MO Appropriations Revenue TOB VRDO	1.700%	2/2/23	3,305	3,305
[3,5]	Kansas City MO Appropriations Revenue TOB VRDO	1.700%	2/2/23	1,950	1,950
	Kansas City MO GO	3.000%	2/1/24	4,085	4,110
	Kansas City MO GO	5.000%	2/1/24	2,720	2,790
	Kansas City MO GO	5.000%	2/1/25	2,600	2,736
	Kansas City MO GO	5.000%	2/1/26	3,405	3,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,029
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	473
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	552
	Ladue School District GO	4.000%	3/1/24	475	484
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,287
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	656
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	58
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,009
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,781
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	225	239
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,764
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,968
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	111
[3,5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	1.810%	2/2/23	4,315	4,315
[3]	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.100%	2/1/23	1,395	1,395
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	203
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	523
[3,5]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	1.700%	2/2/23	5,025	5,025
[3,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	9,380	9,380
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	534
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,203
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	250	257
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	599
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	165
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	158
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	330
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	560
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	473
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,600	1,722
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	506
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	10,200	10,213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,700	16,306
[3,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	618
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	20,688
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	42
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	15,000	16,330
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	15,000	16,731
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	195	207
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	111
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,219
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,540
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	853
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	318
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	200	214
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	229
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	365
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,072
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,523
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	223
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,503
	St. Charles School District GO	4.000%	3/1/25	1,045	1,081
[8]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,815
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	404
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,095
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,414
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,066
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,918
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,660
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,225
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	923
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,673
					207,089
Montana (0.0%)
[3,5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	525	525
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	322
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	291
[1,3,5]	Montana State Board of Regents College & University Revenue TOB VRDO	1.690%	2/2/23	6,185	6,185
[4]	Montana State Board of Regents Local or Guaranteed Housing Revenue PUT	2.110%	11/15/35	1,700	1,700
					9,023
Multiple States (4.6%)
[4,5,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	1.870%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.110%	2/1/23	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.110%	2/1/23	90,000	90,000
[3,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.710%	2/2/23	71,000	71,000
[3,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.710%	2/2/23	44,700	44,700
[3,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.720%	2/2/23	68,000	68,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.720%	2/2/23	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	110,740	110,740
[3,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	35,000	35,000
[3,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	137,000	137,000
[3,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.720%	2/2/23	79,200	79,200
[3,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.810%	2/2/23	183,500	183,500
					893,555
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,719
[3]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	929
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	36,317
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,041
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,021
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,078
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	112
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	186
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,162
[3,5]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	1.720%	2/2/23	7,495	7,495
	Gretna Public Schools GO	5.000%	12/15/27	2,505	2,686
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,548
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,671
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	367
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	650	698
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	2,565	2,541
	Omaha School District GO	5.000%	12/15/23	10,425	10,656
	Omaha School District GO	5.000%	12/15/24	11,090	11,635
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	829
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,033
					85,724
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	4,930
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,219
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,575	2,569
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	404
	Clark County NV GO	5.000%	6/1/24	50	52
	Clark County NV GO	5.000%	11/1/24	105	110
	Clark County NV GO	5.000%	12/1/25	205	221
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,948
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,526
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,330
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	984
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,473
[1]	Clark County School District GO	3.000%	6/15/23	370	371
[1]	Clark County School District GO	5.000%	6/15/23	3,730	3,764
[1]	Clark County School District GO	5.000%	6/15/23	3,695	3,729
[1]	Clark County School District GO	3.000%	6/15/24	350	352
	Clark County School District GO	5.000%	6/15/24	75	78
[1]	Clark County School District GO	5.000%	6/15/24	3,880	4,010
	Clark County School District GO	5.000%	6/15/24	125	129
	Clark County School District GO	5.000%	6/15/24	350	362
[1]	Clark County School District GO	3.000%	6/15/25	415	422
[1]	Clark County School District GO	5.000%	6/15/25	6,940	7,363
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,124
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	521
[3,5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	1.690%	2/2/23	5,000	5,000
[3,5]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	1.740%	2/2/23	42,935	42,935
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	145
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	207
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,600	1,600
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	4,796
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,235
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	121
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	96
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	72
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	559
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	310
	Nevada COP	5.000%	4/1/26	605	615
	Nevada GO	5.000%	3/1/23	140	140
	Nevada GO	5.000%	4/1/23	65	65
	Nevada GO	5.000%	5/1/23	2,080	2,093
	Nevada GO	5.000%	4/1/24	5,320	5,480
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	143
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	52
[8]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,427
[5]	Nevada Housing Division Multi Unit Housing Summit Club Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	14,250	14,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/23	100	100
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	203
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	235
	Washoe County School District GO	5.000%	6/1/23	1,695	1,710
	Washoe County School District GO	5.000%	6/1/25	500	530
					137,343
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	799
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	945
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,635	5,630
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	224
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	289
	New Hampshire GO	5.000%	3/1/25	25	26
[3,5]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	1.720%	2/2/23	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	2,937
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,197
					22,567
New Jersey (4.3%)
[1]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,406
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,407
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,086
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,257
	Bergen County NJ GO	2.000%	6/1/24	460	456
	Bergen County NJ GO	2.000%	6/1/25	460	454
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,747
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	752
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,100
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	697
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,533
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	827
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	3,972	3,991
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,863
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	78
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,396
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,127
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,304
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	710
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,261
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,327
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,825
[3,5]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.710%	2/7/23	1,730	1,730
[3,5]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	2,235	2,235
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	34,450	34,535
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	36,800	36,831
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,033	3,050
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,664
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,405
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,781
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,329
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,741
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	786
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	803
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	561
	Morris County NJ GO	2.000%	2/1/23	1,945	1,945
	Morris County NJ GO	3.000%	2/1/24	3,055	3,075
	Morris County NJ GO	3.000%	2/1/25	1,490	1,509
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	519
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	479
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	655
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,250	9,266
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	250	250
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,350	2,370
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	71
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	852
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	136
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	356
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,505	3,511
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	820	822
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,675
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,297
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	12,895	12,917
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,700
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	275	289
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	365	384
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,636
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	12,480	12,503
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,128
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,750	3,976
[4]	New Jersey Economic Development Authority Appropriations Revenue	3.260%	3/1/28	2,250	2,250
[3,5]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	1.700%	2/2/23	18,310	18,310
[3,5]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	1.740%	2/7/23	15,650	15,650
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	363
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	707
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,622
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,400	10,812
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,527
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	15,768
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,657
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,062
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,903
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	12,471
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	858
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,193
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,798
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	951
[3,5]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	1.700%	2/2/23	8,210	8,210
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	635	636
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	539
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	202
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	267
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	515
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,198
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	208
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	174
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	363
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,287
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	371
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	793
	New Jersey GO	4.000%	6/1/23	22,065	22,175
	New Jersey GO	5.000%	6/1/23	750	756
	New Jersey GO	5.000%	6/1/23	1,775	1,790
	New Jersey GO	5.000%	6/1/23	1,000	1,008
	New Jersey GO	5.000%	6/1/24	42,340	43,759
	New Jersey GO	5.000%	6/1/25	20,595	21,842
	New Jersey GO	5.000%	6/1/25	1,670	1,771
	New Jersey GO	5.000%	6/1/26	24,380	26,514
	New Jersey GO, Prere.	5.000%	6/1/25	605	642
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	620	624
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,654
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	510
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,966
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,755	1,791
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,254
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	280	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	28,612
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,497
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	40	41
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	15	15
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	172
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,597
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,649
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,475
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,948
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,381
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,382
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	2.860%	5/1/48	7,185	7,240
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,627
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	785	813
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	756
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	773
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,131
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,551
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,380
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	100	97
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,510	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,166
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,910	2,973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,706
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,547
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,040	1,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,950	2,975
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	390	348
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,490	3,760
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	615	511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	479
[3,5]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	1.700%	2/2/23	10,385	10,385
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,120
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,407
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	214
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	463
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,426
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	869
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	498
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	88
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,511
	Newark Board of Education GO	5.000%	7/15/23	300	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newark Board of Education GO	5.000%	7/15/24	475	491
[2]	Newark Board of Education GO	5.000%	7/15/25	125	132
[2]	Newark Board of Education GO	5.000%	7/15/26	150	162
[1]	Newark NJ GO	5.000%	10/1/23	320	325
[1]	Newark NJ GO	5.000%	10/1/24	325	338
[1]	Newark NJ GO	5.000%	10/1/25	600	638
	Ocean City NJ GO	3.000%	9/15/27	1,990	2,029
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,004
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,844
[2]	Perth Amboy NJ GO	5.000%	3/15/23	800	802
[2]	Perth Amboy NJ GO	5.000%	3/15/24	250	257
[2]	Perth Amboy NJ GO	5.000%	3/15/25	250	263
[2]	Perth Amboy NJ GO	5.000%	3/15/26	250	270
	Rutgers The State University of New Jersey College & University Revenue CP	0.000%	3/15/23	18,134	18,161
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,645
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	251
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,429
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	830
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,339
	Township of Scotch Plains NJ GO	4.000%	4/20/23	4,950	4,958
	Township of West Caldwell NJ GO	4.250%	9/7/23	15,285	15,372
[2]	Trenton NJ GO	4.000%	2/1/24	720	730
[2]	Trenton NJ GO	4.000%	2/1/25	725	744
[2]	Trenton NJ GO	4.000%	2/1/26	700	728
[3,5]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	1.690%	2/2/23	1,800	1,800
	Union Township Board of Education GO	5.000%	1/1/24	550	562
	Union Township Board of Education GO	5.000%	1/1/25	550	576
	Union Township Board of Education GO	5.000%	1/1/26	520	559
	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,228
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,907	1,917
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,072
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,070
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,092
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	44,000	44,030
					831,510
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	1,999
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	152
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,164
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	130
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	778
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	298
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	137
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,203
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,578
	Albuquerque NM GO	4.000%	7/1/25	500	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,935	1,729
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,647
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,285
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	20,130	20,834
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	2,575	2,597
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,166
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,523
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	533
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,282
	New Mexico GO	5.000%	3/1/23	40	40
	New Mexico GO	5.000%	3/1/24	155	159
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	302
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	513
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	522
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,525
[3,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	6,710	6,710
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	319
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	19,135
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	463
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	632
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	425	435
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	20,737
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	104
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	16,000	17,030
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	75	78
					141,260
New York (13.3%)
	Albany City School District BAN GO	4.000%	6/29/23	15,576	15,624
	Albany County NY GO	5.000%	11/1/23	750	764
	Albany County NY GO	5.000%	11/1/24	850	890
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,496
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,827
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	258
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	719
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,674
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	675
	Chautauqua County Capital Resource Corp. Electric, Power, Light Revenue PUT	1.300%	4/3/23	7,355	7,320
	Clarence Central School District BAN GO	4.000%	7/26/23	1,440	1,446
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,100
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,637	17,676
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	10,007
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	176
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	338
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	531
	East Islip Union Free School District BAN GO	3.500%	6/27/23	20,838	20,879
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	141
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	211
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,408
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	1,961
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,089
	Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,699
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	243
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	426
	Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,044
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	103
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	414
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	530	530
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	18,927
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,760	28,017
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	29,203
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	15,285	14,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	3.808%	5/1/33	2,615	2,614
[4]	Long Island Power Authority Electric, Power & Light Revenue PUT	2.110%	9/1/38	34,040	33,369
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,572
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,370	6,395
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	127
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,663
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,845	2,882
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	689
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,413
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,349
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,782
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,812
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,145
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	6,170
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,069
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,010
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	42,525	42,525
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,895	11,138
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,524
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,085	17,510
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.090%	11/1/31	9,500	9,253
[3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.700%	2/2/23	45,370	45,370
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	20,000	20,000
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	3,600	3,600
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	2,700	2,700
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	2,840	2,840
[3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.710%	2/7/23	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.710%	2/7/23	9,785	9,785
[1,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	6,610	6,634
[1,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	12,960	13,007
[1,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.681%	11/1/32	3,000	2,981
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	176
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	36
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	99
[4]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.211%	11/1/35	10,330	10,305
[4]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	3.281%	11/1/23	3,495	3,493
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	464
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	742
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,865
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	488
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	340	345
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,306
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	368
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	798
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	454
[1]	Nassau County NY GO	5.000%	7/1/23	2,000	2,021
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,428
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,756
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,989
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,410
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	216
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	538
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	532
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,811
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,903
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	28,600	28,391
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,445	2,433
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,600	43,447
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,499
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,190	13,786
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	880	833
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,170	7,856
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,915	12,152
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	22,885	21,389
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,725	7,240
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	15,820	14,668
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,538
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,804
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	165	167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	1,500	1,515
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,235
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,127
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	651
[3,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.680%	2/2/23	26,000	26,000
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	1,625	1,662
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	290	301
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,635	1,671
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	510	521
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	260	266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,545	1,646
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,055	2,249
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,540	1,662
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.400%	2/1/23	17,125	17,125
	New York City Municipal Water Finance Water Revenue VRDO	1.050%	2/1/23	43,040	43,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	New York City NY GO TOB VRDO	1.690%	2/2/23	15,750	15,750
[3,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.690%	2/2/23	25,000	25,000
[3,5]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.690%	2/2/23	1,625	1,625
[3,5]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.690%	2/2/23	4,325	4,325
[3,5]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	35
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	5	5
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	130
[3,5]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	1.690%	2/2/23	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	46
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	95	96
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	519
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	825	825
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	76
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	61
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	75
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	119
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	213
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	35	35
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	1,585	1,589
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	8,858
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,070
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	116
	New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	202
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	29,102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	423
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,318
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	76
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	390	398
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,265
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	578
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	500	503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	6,060
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	8,970
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,720
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,448
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	6,993
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	270	277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	16,560
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,424
[3,5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.690%	2/2/23	8,000	8,000
[3,5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.690%	2/2/23	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.260%	2/1/23	6,990	6,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	790	800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/23	10	10
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.000%	2/2/23	1,325	1,325
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.390%	2/3/23	36,475	36,475
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	460	460
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	83
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	770	770
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	187
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	262
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	16,000	16,000
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	4,640	4,640
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	843
[3,5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.960%	2/2/23	5,200	5,200
[3,5]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	1.690%	2/2/23	1,300	1,300
	New York GO	4.000%	3/1/23	75	75
[3,5]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.720%	2/2/23	2,815	2,815
[3,5]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.720%	2/2/23	1,280	1,280
[3,5]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.720%	2/2/23	4,000	4,000
[3,5]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	1.720%	2/2/23	2,320	2,320
[3,5]	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.710%	2/2/23	10,000	10,000
	New York NY GO	5.000%	3/1/23	2,000	2,004
	New York NY GO	4.000%	8/1/23	305	307
	New York NY GO	5.000%	8/1/23	150	150
	New York NY GO	5.000%	8/1/23	75	76
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	2,075	2,102
	New York NY GO	5.000%	8/1/23	100	101
	New York NY GO	5.000%	8/1/23	240	243
	New York NY GO	5.000%	8/1/23	1,725	1,747
	New York NY GO	5.000%	8/1/23	3,070	3,109
	New York NY GO	5.000%	8/1/23	5,045	5,056
	New York NY GO	5.000%	8/1/23	50	51
	New York NY GO	5.000%	8/1/23	400	405
	New York NY GO	5.000%	8/1/23	1,725	1,747
	New York NY GO	5.000%	8/1/23	885	896
	New York NY GO	5.000%	8/1/23	1,415	1,433
	New York NY GO	5.000%	8/1/23	140	142
	New York NY GO	5.000%	8/1/23	2,250	2,279
	New York NY GO	5.000%	8/1/23	1,070	1,084
	New York NY GO	5.000%	8/1/23	1,000	1,002
	New York NY GO	5.000%	3/1/24	885	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	6/1/24	170	176
	New York NY GO	4.000%	8/1/24	100	102
	New York NY GO	5.000%	8/1/24	150	150
	New York NY GO	5.000%	8/1/24	1,475	1,494
	New York NY GO	5.000%	8/1/24	230	239
	New York NY GO	5.000%	8/1/24	80	83
	New York NY GO	5.000%	8/1/24	230	239
	New York NY GO	5.000%	8/1/24	45	47
	New York NY GO	5.000%	8/1/24	1,005	1,044
	New York NY GO	5.000%	8/1/24	3,220	3,345
	New York NY GO	5.000%	8/1/24	2,955	3,070
	New York NY GO	5.000%	8/1/24	1,805	1,875
	New York NY GO	5.000%	8/1/24	1,615	1,678
	New York NY GO	5.000%	8/1/24	3,855	4,005
	New York NY GO	5.000%	8/1/24	125	130
	New York NY GO	5.000%	8/1/24	50	52
	New York NY GO	5.000%	8/1/24	1,015	1,055
	New York NY GO	5.000%	8/1/24	150	156
	New York NY GO	5.000%	8/1/24	13,150	13,662
	New York NY GO	5.000%	8/1/24	2,255	2,285
	New York NY GO	5.000%	8/1/24	255	256
	New York NY GO	5.000%	8/1/24	3,935	3,986
	New York NY GO	5.000%	8/1/24	595	618
	New York NY GO	5.000%	8/1/24	170	170
	New York NY GO	5.000%	2/15/25	525	554
	New York NY GO	5.000%	8/1/25	155	155
	New York NY GO	5.000%	8/1/25	540	541
	New York NY GO	5.000%	8/1/25	3,960	4,117
	New York NY GO	5.000%	8/1/25	2,290	2,381
	New York NY GO	5.000%	8/1/25	1,850	1,949
	New York NY GO	5.000%	8/1/25	435	465
	New York NY GO	5.000%	8/1/25	1,870	1,997
	New York NY GO	5.000%	8/1/25	80	81
	New York NY GO	5.000%	8/1/25	195	197
	New York NY GO	5.000%	8/1/25	3,050	3,257
	New York NY GO	5.000%	8/1/25	1,500	1,539
	New York NY GO	5.000%	8/1/25	50	51
	New York NY GO	5.000%	8/1/25	4,515	4,821
	New York NY GO	5.000%	8/1/25	1,605	1,609
	New York NY GO	5.000%	8/1/25	8,100	8,649
	New York NY GO	5.000%	3/1/26	2,250	2,314
	New York NY GO	5.000%	3/1/26	1,030	1,118
	New York NY GO	5.000%	3/1/26	200	200
[1]	New York NY GO	1.500%	8/1/26	500	500
[1]	New York NY GO	2.490%	8/1/26	19,950	19,950
[1]	New York NY GO	2.500%	8/1/26	16,325	16,325
[1]	New York NY GO	3.070%	8/1/26	14,825	14,825
	New York NY GO	5.000%	8/1/26	1,345	1,449
	New York NY GO	5.000%	8/1/26	1,785	1,957
	New York NY GO	5.000%	8/1/26	1,135	1,245
	New York NY GO	5.000%	8/1/26	2,355	2,582
	New York NY GO	5.000%	8/1/26	10,755	11,793
	New York NY GO	5.000%	8/1/26	2,830	2,864
[10]	New York NY GO	3.000%	10/1/27	22,925	22,925
[1]	New York NY GO	3.390%	1/1/32	19,850	19,850
[1]	New York NY GO	3.000%	6/1/36	15,225	15,225
[1]	New York NY GO	3.100%	6/1/36	12,100	12,100
[3,5]	New York NY GO TOB VRDO	1.400%	2/1/23	13,700	13,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	New York NY GO TOB VRDO	1.690%	2/2/23	3,250	3,250
[3,5]	New York NY GO TOB VRDO	1.690%	2/2/23	3,400	3,400
	New York NY GO VRDO	1.100%	2/1/23	1,700	1,700
	New York NY GO VRDO	1.250%	2/1/23	3,100	3,100
[16]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,350	2,469
	New York NY GO, Prere.	5.000%	3/1/23	115	115
	New York NY GO, Prere.	5.000%	3/1/23	190	190
[3,5]	New York NY Lease (Appropriation) Revenue TOB VRDO	1.830%	2/2/23	510	510
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	568
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	524
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	538
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	152
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	88
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	263
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	111
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	101
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	51
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	120	121
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,100	1,117
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	399
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	378
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	453
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,052
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	350	356
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,196
[1,3,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	11,800	11,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	355	355
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	4,855
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	250	250
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	90
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	810	811
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	290	290
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,275	2,282
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	8,000	8,239
[12]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,035
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	16,782
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	53
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,572
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	485	525
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,085
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	48,292
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	1,885	2,097
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,054
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,673
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	23,701
[3,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	6,185	6,185
[3,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	4,000	4,000
[3,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	13,000	13,000
[3,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	3,070	3,070
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	50
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	585	587
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	311
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	316
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	165	170
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	596
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,336
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	23,643
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,223
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,759
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,518
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	600	634
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	825	893
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	1,805	2,009
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	185
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	350	360
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	2,685	2,835
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	195	195
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,403
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,821
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,535
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,928
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,096
	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	3/15/24	105	108
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	943
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,791
[3,5]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	1.690%	2/2/23	41,800	41,800
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	100	105
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	397
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	601
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	100	107
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,895	1,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,265	1,321
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	1,055	1,130
[1]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,035
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	350
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/23	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/24	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/25	5	5
[9]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	435	436
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	620	622
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	410	411
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	980	983
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	60	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,294
[3,5]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.690%	2/2/23	4,405	4,405
[3,5]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.690%	2/2/23	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	4.000%	3/15/23	250	251
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	400	401
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	185	186
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	425	426
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	265	273
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	200	206
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	355	365
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	745	787
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	700	739
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	520	549
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	940	943
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	155	156
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	515	517
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	4,130	4,253
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,535	1,644
New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	1,415	1,411
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,012
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	121
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	93
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,751
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	915	912
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,545	4,532
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,140	3,134
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	4,200	4,198
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	21,595	21,368
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,185	4,147
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,392
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,636
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	400	388
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,910
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,245	4,178
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,821
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,854
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,560	2,448
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,480	16,030
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,483
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,551
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,283
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,788
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,693
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	872
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,435	4,113
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,994
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,339
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,185	12,825
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	9,910	9,640
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	28,387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,000	56,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,000	7,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,405	2,415
[3,5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	1.860%	2/2/23	22,500	22,500
[1,3,5]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	1.780%	2/2/23	1,250	1,250
[1,3,5]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	143
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,831
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	159
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,320
[3,5]	New York State Thruway Authority Highway Revenue TOB VRDO	1.810%	2/2/23	2,925	2,925
[3,5]	New York State Thruway Authority Income Tax Revenue TOB VRDO	1.690%	2/2/23	9,345	9,345
[3,5]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.690%	2/2/23	1,760	1,760
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	300	301
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	742
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,640
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,100	2,107
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	445	446
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,591
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,200
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	865
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,296
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,391
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	255	269
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,284
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	8,345	8,819
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,095	6,622
[3,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.680%	2/2/23	9,340	9,340
[3,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.690%	2/2/23	1,995	1,995
[3,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.690%	2/2/23	5,150	5,150
	New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	50	53
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	60	60
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	2,340	2,537
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	2,270	2,276
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	200	201
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	100	103
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,431
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	407
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,098
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	24,700	24,700
[3,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	10,000	10,000
[3,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	43,800	43,800
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,012
[1]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,067
[1]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,096
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	119
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,931
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	140	143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,323
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,650	4,963
[3,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.690%	2/2/23	8,540	8,540
[3,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.740%	2/2/23	1,315	1,315
[3,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.740%	2/2/23	7,920	7,920
[3,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.690%	2/7/23	530	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	1.690%	2/2/23	2,500	2,500
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	202
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	8,285	8,656
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	651
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,500	8,526
[1]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,029
[2]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,750
[1]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,604
[1]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,273
[1]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,570
[1]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,333
[2]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,908
[1]	Suffolk County NY GO	5.000%	11/1/24	8,525	8,908
[1]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,823
[2]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,109
[1]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,591
[2]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,192
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	240	242
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	168
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,570	1,574
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	89
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	351
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	200	201
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	11,495	11,521
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	1/1/33	14,665	14,648
[3,5]	Triborough Bridge & Tunnel Authority Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	9,040	9,040
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	18,660	20,045
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	12,885	13,494
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,530	3,801
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,395	5,964
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	8,950	9,835
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,587
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,280	3,716
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,500	5,067
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	18,155	17,883
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	7,700	7,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.720%	2/2/23	4,933	4,933
[3,5]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.690%	2/2/23	6,000	6,000
[3,5]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.690%	2/2/23	2,730	2,730
[4]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.261%	1/1/32	4,870	4,826
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,268
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,548
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	61
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	531
	Utica NY BAN GO	5.000%	1/25/24	10,500	10,699
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	825	833
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,281
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	510
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	150	153
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,141
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,582
	Victor Central School District BAN GO	4.000%	6/30/23	13,290	13,341
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,796
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,332
	Yonkers NY GO	5.000%	9/1/23	1,305	1,324
[1]	Yonkers NY GO	5.000%	3/15/24	250	257
[2]	Yonkers NY GO	5.000%	10/15/24	360	376
[2]	Yonkers NY GO	5.000%	9/1/25	750	799
[2]	Yonkers NY GO	5.000%	11/15/25	175	188
[1]	Yonkers NY GO	5.000%	3/15/26	500	540
[2]	Yonkers NY GO	5.000%	11/15/27	200	224
[2]	Yonkers NY GO	5.000%	11/15/28	250	286
					2,596,856
North Carolina (1.7%)
	Alamance County NC GO	5.000%	5/1/25	7,410	7,861
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,108
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	288
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	211
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,049
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	308
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	388
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,271
	Charlotte NC GO	5.000%	6/1/24	75	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,193
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,472
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	460	461
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,570	1,638
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,297
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	1/15/48	2,500	2,501
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	799
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	823
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,078
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,594
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,056
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,850
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,408
	Guilford County NC GO	5.000%	3/1/23	100	100
	Guilford County NC GO	5.000%	2/1/25	10	11
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	422
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	531
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	421
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,840
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,115
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,642
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,602
	Mecklenburg County NC GO	5.000%	9/1/25	21,640	23,178
	Mecklenburg County NC GO	5.000%	9/1/26	11,895	13,082
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	100	100
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	342
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	393
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,183
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,553
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	1,930
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,249
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,503
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	15,239
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	50
	North Carolina Appropriations Revenue	5.000%	5/1/23	895	901
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,522
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,645
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	27,000	27,891
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	147
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	252
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.900%	7/1/34	20,000	20,000
	North Carolina GO	5.000%	6/1/23	1,655	1,669
	North Carolina GO	5.000%	6/1/25	10	11
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	395	396
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	115
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	103
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,722
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,550
[3,5]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	1.690%	2/2/23	1,555	1,555
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	185
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	202
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	237
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	213
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	467
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	731
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	217
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,290	1,379
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,688
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	10/1/35	9,035	9,035
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,481
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,296
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	21,480	21,982
	Raleigh NC (Downtown Improvement Project) COP VRDO	1.770%	2/1/23	8,570	8,570
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	25
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	323
[4]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.531%	12/1/41	6,250	6,267
[4]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	3.531%	12/1/41	29,600	29,683
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	154
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	53
	Wake County NC GO	5.000%	3/1/23	5,000	5,011
	Wake County NC GO	5.000%	3/1/24	90	93
	Wake County NC GO	5.000%	3/1/24	1,395	1,435
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,089
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,553
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	466
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	497
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	532
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	581
					324,748
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,892
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	81
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	129
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	116
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	443
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	1.860%	1/1/43	1,235	1,235
[3,5]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	1.710%	2/2/23	5,095	5,095
	West Fargo ND GO	4.000%	5/1/24	465	473
					11,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (3.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	338
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	373
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	267
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	408
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	722
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	1.730%	2/2/23	8,005	8,005
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	365
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	253
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	355
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	381
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	984
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	560
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	67
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,210
[3,5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	5,690	5,690
[3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.160%	2/1/23	5,700	5,700
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.100%	2/1/23	84,970	84,970
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	21,499
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	7,977
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,521
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,634
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	147
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,665	7,408
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,997
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,496
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,324
[2]	Celina City School District GO	5.000%	12/1/25	285	305
[9]	Cincinnati City School District GO	5.250%	12/1/23	90	92
	Cleveland OH GO	3.000%	12/1/23	605	608
	Cleveland OH GO	4.000%	12/1/23	500	507
	Cleveland OH GO	2.000%	12/1/24	350	347
	Cleveland OH GO	3.000%	12/1/25	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH GO	2.000%	12/1/26	500	493
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	159
[3,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	1.760%	2/2/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	135
[2]	Cloverleaf Local School District COP	3.000%	12/1/24	270	273
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	229
	Columbus OH GO	5.000%	4/1/23	1,485	1,491
	Columbus OH GO	5.000%	4/1/23	1,500	1,507
	Columbus OH GO	5.000%	7/1/23	670	677
	Columbus OH GO	5.000%	2/15/24	155	159
	Columbus OH GO	5.000%	4/1/24	800	825
	Columbus OH GO	5.000%	4/1/24	8,000	8,246
	Columbus OH GO	5.000%	4/1/24	1,650	1,701
	Columbus OH GO	5.000%	4/1/24	1,060	1,093
	Columbus OH GO	4.000%	8/15/24	2,415	2,478
	Columbus OH GO	5.000%	2/15/25	75	77
	Columbus OH GO	5.000%	4/1/25	25	26
	Columbus OH GO	5.000%	4/1/25	2,500	2,646
	Columbus OH GO	5.000%	4/1/25	5,250	5,557
	Columbus OH GO	5.000%	4/1/26	12,500	13,596
	Columbus OH GO, Prere.	5.000%	7/1/23	525	531
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	457
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	478
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	264
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	51
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	108
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	638
[3,5]	Cuyahoga County OH Health, Hospital, Nursing Home Revenue (The Metrohealth System) TOB VRDO	1.700%	2/2/23	6,745	6,745
[3,5]	Cuyahoga County OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	12,535	12,535
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,133
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,133
[3,5]	Cuyahoga OH COP TOB VRDO	1.760%	2/7/23	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	209
	Dayton Metro Library GO	4.000%	12/1/25	630	658
	Dayton Metro Library GO	4.000%	12/1/26	640	679
	Fairborn City School District GO	4.000%	12/1/24	210	216
	Fairborn City School District GO	4.000%	12/1/26	200	213
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	199
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	436
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	504
[7]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.300%	12/1/46	10,750	10,749
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.600%	2/2/23	700	700
[3,5]	Franklin OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	2,415	2,415
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	187
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	335
[3,5]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,282
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	683
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	642
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,168
	Kenton City School District GO	4.000%	11/1/23	165	167
	Kenton City School District GO	4.000%	11/1/24	190	195
[3,5]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	14,150	14,150
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	104
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,325	2,469
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,245
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,137
	Lebanon City School District GO	2.000%	12/1/23	130	129
	Lebanon City School District GO	3.000%	12/1/25	130	133
[2]	Lorain OH GO	4.000%	12/1/23	300	304
[2]	Lorain OH GO	4.000%	12/1/25	260	271
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,740
	Miami University OH College & University Revenue	5.000%	9/1/23	850	862
	Miami University OH College & University Revenue	5.000%	9/1/24	340	354
	Miami University OH College & University Revenue	5.000%	9/1/25	300	320
	Miami University OH College & University Revenue	5.000%	9/1/25	390	415
	Miami University OH College & University Revenue	5.000%	9/1/26	410	447
	Miami University OH College & University Revenue	5.000%	9/1/27	190	212
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	151
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	152
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	376
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	180
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	316
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,171
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	121
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	119
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,950	3,022
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	316
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	104
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	273
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	50
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	52
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	8,639
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,872
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,108
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	3,014
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	10,940	11,180
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,666
	Ohio Appropriations Revenue	5.000%	12/1/23	695	710
	Ohio Appropriations Revenue	5.000%	12/1/24	510	535
	Ohio Appropriations Revenue	5.000%	12/1/25	510	549
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	507
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	316
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	227
	Ohio GO	5.000%	5/1/23	10,945	11,017
	Ohio GO	5.000%	5/1/23	2,035	2,048
	Ohio GO	5.000%	5/1/23	275	277
	Ohio GO	5.000%	6/15/23	5,000	5,049
	Ohio GO	5.000%	6/15/23	500	505
	Ohio GO	5.000%	8/1/23	4,700	4,762
	Ohio GO	5.000%	9/1/23	255	259
	Ohio GO	5.000%	9/15/23	150	152
	Ohio GO	5.000%	3/1/24	150	154
	Ohio GO	5.000%	5/1/24	2,135	2,206
	Ohio GO	5.000%	5/1/24	625	645
	Ohio GO	5.000%	6/15/24	430	446
	Ohio GO	5.000%	8/1/24	10,240	10,653
	Ohio GO	5.000%	8/1/24	700	728
	Ohio GO	5.000%	9/1/24	75	78
	Ohio GO	5.000%	9/15/24	1,655	1,727
	Ohio GO	5.000%	9/15/24	60	63
	Ohio GO	5.000%	11/1/24	60	63
	Ohio GO	5.000%	6/15/25	660	702
	Ohio GO	5.000%	8/1/25	6,215	6,637
	Ohio GO	5.000%	8/1/25	9,615	10,267
	Ohio GO	5.000%	9/1/25	390	417
	Ohio GO	5.000%	9/15/25	3,500	3,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/26	725	790
	Ohio GO	5.000%	5/1/26	1,340	1,460
	Ohio GO	5.000%	6/15/26	1,015	1,109
	Ohio GO	5.000%	8/1/26	6,725	7,374
	Ohio GO	5.000%	9/15/26	4,000	4,399
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio GO, ETM	5.000%	8/1/25	20	21
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	153
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,607
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	373
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	257
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,319
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	52
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	434
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,098
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,786
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	294
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	497
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,625	7,919
[4]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	1/1/52	23,950	23,944
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.910%	2/1/23	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.910%	2/1/23	21,750	21,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.950%	2/1/23	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/23	1,450	1,450
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	392
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	503
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	944
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	435
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	300
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	1,014
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,179
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	544
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	268
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	577
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	106
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	456
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,287
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	166
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	245
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	754
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	173
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	757
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	654
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,786
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	21,003
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,271
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,451
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,718
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	981
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,304
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,087
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,262
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	137
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,302
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,228
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	721
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	845
	Ohio State University College & University Revenue	5.000%	12/1/23	335	342
[3,5]	Ohio State University General Receipts College & University Revenue TOB VRDO	1.690%	2/2/23	5,750	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	75
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,263
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	370	370
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,597
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,093
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,075	1,192
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	500	501
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/48	735	736
[3,5]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	1.720%	2/2/23	7,500	7,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	1,982
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	257
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	97
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	150
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,955
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	781
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	2,065
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,282
	Pickerington Local School District GO	4.500%	5/23/23	3,500	3,512
[1]	Toledo OH GO	5.000%	12/1/27	1,000	1,109
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,628
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,691
	University of Akron College & University Revenue	5.000%	1/1/24	535	547
	University of Toledo College & University Revenue	5.000%	6/1/25	1,000	1,008
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	359
[2]	Wright State University College & University Revenue	5.000%	5/1/23	515	518
[2]	Wright State University College & University Revenue	5.000%	5/1/25	490	516
					648,819
Oklahoma (0.2%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	31
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	311
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,140	1,180
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	227
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	492
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,728
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,038
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,130	2,127
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,278
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	524
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,029
	Oklahoma OK GO	5.000%	3/1/24	490	504
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	249
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	281
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,032
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	134
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	515
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,032
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	527
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	181
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,173
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	192
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	206
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	218
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,322
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,603
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,487
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	233
					37,046
Oregon (0.6%)
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	88
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	138
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	176
	Deschutes Public Library District GO	4.000%	6/1/24	290	296
	Deschutes Public Library District GO	4.000%	6/1/25	395	411
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	515
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	5,849
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	686
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	343
[3,5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	25
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	22,970	23,195
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	532
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,082
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,387
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	929
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,395
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	52
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	356
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	52
	Oregon GO	5.000%	5/1/23	1,365	1,374
	Oregon GO	5.000%	11/1/23	1,205	1,229
	Oregon GO	5.000%	11/1/23	1,550	1,581
	Oregon GO	5.000%	5/1/24	1,345	1,390
	Oregon GO	5.000%	6/1/24	2,975	3,081
	Oregon GO	4.000%	6/1/25	1,415	1,473
	Oregon GO	5.000%	6/1/25	3,125	3,323
	Oregon GO	5.000%	5/1/26	2,500	2,652
	Oregon GO	5.000%	12/1/27	1,190	1,313
[3,5]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	8,000	8,000
	Oregon State Business Development Commission Industrial Revenue PUT	2.400%	8/14/23	4,500	4,482
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	575	594
[3,5]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/7/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	26
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,571
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,134
	Oregon State Lottery Revenue	5.000%	4/1/26	835	883
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	477
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,098
	Port of Morrow OR GO	4.000%	6/1/23	150	151
	Port of Morrow OR GO	4.000%	6/1/24	160	163
	Port of Morrow OR GO	4.000%	6/1/25	165	170
	Port of Morrow OR GO	4.000%	6/1/26	170	177
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	278
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	555
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,451
	Portland Community College District GO	5.000%	6/15/27	2,640	2,880
	Portland OR GO	5.000%	6/1/23	2,180	2,199
	Portland OR GO	5.000%	6/1/24	1,790	1,853
	Portland OR GO	5.000%	6/1/24	590	611
	Portland OR GO	5.000%	6/1/25	1,905	2,024
	Portland OR GO	5.000%	6/1/25	620	659
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	545	546
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	60
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	41
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,275
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	221
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	131
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	202
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	292
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	92
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	104
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	105
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	160
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,545
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/27	2,275	2,543
	Washington County OR GO	5.000%	6/1/24	1,110	1,149
	Washington County OR GO	5.000%	3/1/25	35	37
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,355	1,254
					115,193
Pennsylvania (3.4%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue PUT	3.200%	12/1/30	2,750	2,753
[3,5]	Abington Pennsylvania School District GO VRDO	1.260%	2/1/23	3,740	3,740
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	220	221
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	512
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	306
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	499
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	438
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,485	2,494
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,341
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	729
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	115	121
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.030%	11/15/23	1,500	1,498
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.080%	11/15/24	1,000	991
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.140%	11/15/25	5,190	5,085
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.240%	11/15/26	2,000	1,944
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	90,910	88,373
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	450	453
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	306
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	52
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	500	538
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	101
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	271
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	161
[1]	Allentown City School District GO	4.000%	2/15/23	5,295	5,297
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	470
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	900
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	997
[1]	Altoona PA Sewer GO	5.000%	12/1/23	300	306
[2]	Armstrong School District GO	3.000%	3/15/23	400	400
[2]	Armstrong School District GO	3.000%	3/15/24	565	568
	Bensalem Township School District GO	3.000%	6/1/23	115	115
	Bensalem Township School District GO	3.000%	6/1/24	605	609
	Bensalem Township School District GO	4.000%	6/1/25	575	595
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	800
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	464
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/30	1,485	1,447
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	7/1/31	1,765	1,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/32	1,465	1,427
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,107
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	512
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	520
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	548
[2]	Bristol Township School District GO	2.000%	6/1/23	300	299
[2]	Bristol Township School District GO	4.000%	6/1/25	125	129
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	409
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	438
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	458
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	488
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	607
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	206
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	261
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	452
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	515
[3,5]	Bucks County Water and Sewer Authority Sewer Revenue TOB VRDO	1.780%	2/2/23	2,800	2,800
[3]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.730%	2/2/23	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,324
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,129
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	326
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	588
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	336
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,251
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Coatesville School District GO	5.000%	6/30/23	2,000	2,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,046
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	103
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	258
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	396
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	270
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	2,882
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	360
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	405	406
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	468
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,226
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	391
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	508
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	229
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	4,776
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	67
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	16,651
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	193
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	51
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	479
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	300	301
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	200	201
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	50
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	311
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	760
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	770
[1]	Cornell School District GO	4.000%	9/1/23	525	529
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	121
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	254
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	272
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,011
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	240
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	37
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/25	2,250	2,360
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/26	2,335	2,515
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/27	2,000	2,201
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.190%	9/1/48	3,625	3,622
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	3/1/57	13,435	13,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.371%	3/1/57	3,000	2,894
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	324
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	371
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	128
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	650
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	410	414
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	905
	Easton Area School District GO	4.000%	4/1/23	485	486
	Easton Area School District GO	4.000%	4/1/24	340	346
[1]	Erie School District GO	5.000%	4/1/24	250	257
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	497
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,250	8,830
	Haverford Township School District GO	5.000%	9/1/23	175	178
	Hempfield Township PA GO	4.000%	10/15/23	75	76
	Hempfield Township PA GO	4.000%	10/15/24	100	103
	Hempfield Township PA GO	4.000%	10/15/25	150	156
	Hempfield Township PA GO	4.000%	10/15/26	100	106
[2]	Kiski Area School District GO	4.000%	3/1/23	350	350
[2]	Kiski Area School District GO	5.000%	3/1/24	275	282
[2]	Kiski Area School District GO	5.000%	3/1/25	260	274
[2]	Kiski Area School District GO	5.000%	3/1/26	250	270
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	475	460
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	568
	Lancaster County PA GO	4.000%	11/1/23	125	126
[3,5]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	4,160	4,160
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	153
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	147
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	239
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	234
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	319
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	234
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	342
[1]	Lancaster School District GO	4.000%	6/1/23	450	452
[1]	Lancaster School District GO	5.000%	6/1/24	250	258
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	86
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	154
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	386
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	267
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	368
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	863
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,170
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,510
	Lower Moreland Township School District GO	5.000%	11/1/23	520	529
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,222
	Lower Moreland Township School District GO	5.000%	11/1/25	520	557
[1]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,885
	Manheim Central School District GO	1.000%	5/1/24	75	73
	Manheim Central School District GO	1.000%	5/1/25	140	134
	Manheim Central School District GO	1.000%	5/1/26	60	56
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,244
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,480
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	642
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	578
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	994
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	331
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	517
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	430
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	387
[1,3,5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,985	3,985
[3,5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	6,000	6,000
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	780	767
[3,5]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	9,835	9,835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	828
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	147
[3,5]	Mount Lebanon PA School District GO TOB VRDO	1.720%	2/2/23	15,500	15,500
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	209
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	159
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	2.220%	11/1/24	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	122
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	534
[2]	Northeastern School District/York County GO	2.000%	9/1/23	170	169
[2]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Norwin School District GO	5.000%	4/1/24	300	309
[1]	Octorara Area School District GO	4.000%	4/1/24	470	478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	220	220
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	378
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	169
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	465
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	170	178
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	421
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	252
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	532
[3,5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	12,260	12,260
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.030%	11/15/23	1,740	1,733
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.140%	11/15/25	1,750	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.240%	11/15/26	1,820	1,761
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	21,300	20,665
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	614
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	180
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,466
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	362
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	339
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,879
[3,5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.720%	2/2/23	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,245
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,476
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,323
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	160	159
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	335
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	185	190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	337
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	140
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,646
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	212
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	265
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	204
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	271
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	175	190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	121
[3,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	820	820
[3,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.690%	2/2/23	800	800
[3,5]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	7,148	7,148
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	331
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	252
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	986
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	92
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,007
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,494
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,020
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	227
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	42
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	523
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	992
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	269
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,325	1,458
[1,3,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.780%	2/2/23	9,265	9,265
[3,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.810%	2/2/23	6,910	6,910
[3,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.810%	2/2/23	4,355	4,355
[3,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.810%	2/2/23	5,595	5,595
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	12/1/23	27,150	27,170
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/23	18,600	18,605
[1,3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	15,330	15,330
[1,3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	8,100	8,100
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	120	121
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	122
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	133
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	144
[1]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	214
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	625	647
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	500	518
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/25	500	530
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,007
[7]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	409
[7]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	577
[7]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	412
[7]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	327
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,862
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,519
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	899
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	821
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/23	60	61
	Philadelphia PA GO	5.000%	8/1/23	215	218
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,735
[3,5]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	1.690%	2/2/23	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	93
	Philadelphia School District GO	5.000%	9/1/23	25	25
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,140
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,876
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,158
	Philadelphia School District GO	5.000%	9/1/24	315	327
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,228
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,037
	Philadelphia School District GO	5.000%	9/1/24	40	41
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,431
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/23	2,210	2,210
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	912
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,188
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	4,035	4,183
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	890
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,722
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	1,906
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	298
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	340
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	143
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	286
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	9/1/40	15,175	15,163
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,755
[7]	Scranton PA School District GO	5.000%	12/1/25	1,000	1,059
[7]	Scranton PA School District GO	5.000%	12/1/27	1,400	1,537
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	255
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	627
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	381
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	113
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	178
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	5,240	5,240
[4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	6/1/49	3,620	3,608
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	504
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	594
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	826
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	545	546
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	298
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	406
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	212
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	312
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	309
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	319
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	354
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	417
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,641
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	980
	Susquehanna Township School District GO	4.000%	5/15/23	500	502
	Susquehanna Township School District GO	4.000%	5/15/24	530	539
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,110	15,891
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	2.020%	2/15/24	32,710	32,667
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	159
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	620
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	795	797
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	297
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	411
[2,3,5]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	1.800%	2/2/23	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	138
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	226
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,327
					667,241
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	29,176	29,314
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	16,337	15,301
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	63,859	65,326
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	70,962	74,325
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,895	4,995
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,602
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,595	2,601
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	100	100
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/23	1,325	1,328
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	466
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,148
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	3,065	3,123
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	3,225	3,346
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	7,015	7,435
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,490	25,876
					237,286
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	512
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	529
	Providence RI GO	5.000%	1/15/24	165	168
	Providence RI GO	5.000%	1/15/25	250	261
	Providence RI GO	5.000%	1/15/26	250	267
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,435	4,687
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,032
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	485
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	80
[3,5]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	1.760%	2/2/23	5,000	5,000
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	448
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	517
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	795	799
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,085
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	688
[3,5]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.700%	2/2/23	11,605	11,605
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	1,070	1,069
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	137
					29,512
South Carolina (1.3%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	25
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,905	2,972
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	51
[3,5]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	1.710%	2/2/23	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	690	690
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	102
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	923
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/23	380	381
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/25	450	466
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/26	275	289
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,598
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,153
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,308
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,014
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	356
	Oconee County School District GO	5.000%	3/1/25	470	496
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	48,905	49,220
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	768
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,201
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,253
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,001
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,729
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	9,355
	South Carolina GO	5.000%	4/1/24	980	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,088
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	29,935	31,721
[3,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	80,000	80,000
[3,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	6,000	6,000
[3,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,455	3,455
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	382
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	300	305
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	50	51
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	452
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,028
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	197
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,063
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	664
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	266
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	425
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	449
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	341
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	324
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	514
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	550
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	558
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	669
[2,3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	3,820	3,820
[2,3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	3,565	3,565
[1,3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	6,000	6,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	102
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	115	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	125
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	45	47
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	52
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	100	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	117
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	875	893
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	447
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	107
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	377
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	617
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	514
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	374
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	670	706
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	607
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	305
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	212
	Square County Redevelopment Corp. Intergovernmental Agreement Revenue BAN	3.000%	3/3/23	9,000	9,004
					247,719
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	1,916
	South Dakota Health & Educational Facilities Authority Appropriations Revenue	5.000%	8/1/27	725	770
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	155
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	513
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	271
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	303
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,060	5,193
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	543
					9,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee (1.8%)
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	68
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	583
	Franklin TN GO	5.000%	6/1/24	1,000	1,035
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	923
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,675
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,505	1,515
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	960	963
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/23	50	50
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	502
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	50
	Knox County TN GO	5.000%	6/1/23	1,155	1,165
	Knox County TN GO	5.000%	6/1/23	2,145	2,164
	Knox County TN GO	5.000%	6/1/24	1,540	1,594
[8]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,500	2,503
[8]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,999
	Memphis TN GO	5.000%	11/1/23	110	112
	Memphis TN GO	5.000%	4/1/25	115	122
	Memphis TN GO	5.000%	4/1/26	2,510	2,660
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,262
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,722
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	756
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	270	271
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,281	13,806
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	196
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	51
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	278
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	399
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,557
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/25	11,140	11,494
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	400	426
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,598
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	450	480
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	86
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	250	266
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/26	500	547
[3,5]	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board College & University Revenue (Vanderbilt University Medical Center) TOB VRDO	1.740%	2/2/23	9,945	9,945
[3,5]	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board College & University Revenue (Vanderbilt University Medical Center) TOB VRDO	1.740%	2/2/23	11,250	11,250
[3,5]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	1.800%	2/2/23	2,500	2,500
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	125	136
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	450	502
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	400	456
[3]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.240%	2/1/23	375	375
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,216
	Montgomery County TN GO	4.000%	4/1/25	500	501
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,249
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue CP	0.000%	2/23/23	12,000	12,003
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,933
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.220%	2/1/23	43,925	43,925
	Shelby County TN GO	5.000%	3/1/23	265	266
	Shelby County TN GO	5.000%	4/1/24	7,295	7,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shelby County TN GO	5.000%	4/1/25	7,790	8,244
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	591
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	625
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	790
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	750	806
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,190
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	33,970	34,803
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,580
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	35
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	128
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	260
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	211
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	81,940	82,026
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,040	5,064
[7]	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	30,000	31,375
	Tennessee GO	5.000%	11/1/23	3,685	3,758
	Tennessee GO	5.000%	11/1/25	2,660	2,862
	Tennessee GO	5.000%	8/1/26	850	910
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	516
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	237
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	275
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	275
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	224
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,885
	Wilson County TN GO	5.000%	4/1/23	2,885	2,898
					343,688
Texas (10.1%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	16,582
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,360
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,734
	Alamo Community College District GO	5.000%	2/15/26	7,885	8,518
[17]	Aldine Independent School District GO	5.000%	2/15/23	580	581
[17]	Aldine Independent School District GO	5.000%	2/15/25	100	105
[17]	Aledo Independent School District GO	5.000%	2/15/23	175	175
[17]	Aledo Independent School District GO	5.000%	2/15/24	435	447
[17]	Aledo Independent School District GO	5.000%	2/15/24	180	185
[17]	Aledo Independent School District GO	5.000%	2/15/25	415	437
[17]	Aledo Independent School District GO	5.000%	2/15/26	460	498
[17]	Alief Independent School District GO	4.000%	2/15/23	1,000	1,001
[17]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,158
[17]	Allen Independent School District GO	5.000%	2/15/23	1,990	1,992
[17]	Alvin TX Independent School District GO	5.000%	2/15/25	685	721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,238
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	304
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	198
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	204
	Arlington TX GO	5.000%	8/15/23	1,000	1,014
	Arlington TX GO	5.000%	8/15/23	1,495	1,516
[17]	Arlington TX Independent School District GO	5.000%	2/15/25	400	422
[17]	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	50
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	228
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	310
[17]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,259
[17]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,819
[17]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,601
[17]	Austin Independent School District GO	5.000%	8/1/26	580	635
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	4,645	4,651
	Austin TX GO	5.000%	5/1/23	1,570	1,580
	Austin TX GO	5.000%	9/1/23	1,145	1,163
	Austin TX GO	5.000%	9/1/23	990	1,005
	Austin TX GO	5.000%	11/1/23	1,615	1,647
	Austin TX GO	5.000%	5/1/24	1,615	1,668
	Austin TX GO	5.000%	9/1/24	1,300	1,355
	Austin TX GO	5.000%	9/1/24	1,600	1,667
	Austin TX GO	5.000%	11/1/24	1,670	1,747
	Austin TX GO	5.000%	5/1/25	1,665	1,764
	Austin TX GO	5.000%	9/1/25	1,000	1,069
	Austin TX GO	5.000%	9/1/25	1,160	1,240
	Austin TX GO	5.000%	11/1/25	1,720	1,848
	Austin TX GO	5.000%	5/1/26	1,715	1,866
	Austin TX GO	5.000%	9/1/26	1,160	1,273
	Austin TX GO	5.000%	9/1/27	1,000	1,097
	Austin TX GO, ETM	5.000%	9/1/23	10	10
	Austin TX GO, ETM	5.000%	9/1/24	15	16
	Austin TX GO, ETM	5.000%	9/1/25	10	11
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	97
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	73
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,076
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,513
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	112
[17]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	514
	Baytown TX GO	5.000%	2/1/24	1,115	1,143
[17]	Beaumont Independent School District GO	5.000%	2/15/25	175	184
[17]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,622
	Bexar County TX GO	5.000%	6/15/23	1,885	1,903
	Bexar County TX GO	5.000%	6/15/24	385	399
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	25,088
	Bexar County TX GO, Prere.	5.125%	6/15/23	115	116
[17]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	198
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	161
[17]	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,551
[17]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,455
[17]	Bullard Independent School District GO PUT	2.750%	8/15/25	4,840	4,846
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	319
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	520
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	373
[17]	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,421
[17]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,001
[17]	Canyon Independent School District GO	5.000%	2/15/23	215	215
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,196
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	3,450	3,453
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	497
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	795
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	135
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	917
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	7,140	7,354
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	225	240
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,481
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,417
[17]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,755
[17]	Clear Creek Independent School District GO	4.000%	2/15/23	635	635
[17]	Clear Creek Independent School District GO	5.000%	2/15/23	430	430
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	530	544
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	950	975
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	580	611
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,381
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,398
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	328
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	395
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	754
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	489
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	530
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.390%	2/2/23	4,350	4,350
	College Station TX GO	5.000%	2/15/23	1,735	1,737
[5]	Collin County Housing Finance Corp. Multi Family Housing Revenue TOB VRDO	1.960%	2/2/23	15,400	15,400
	Collin County TX GO	5.000%	2/15/25	1,705	1,797
	Collin County TX GO	5.000%	2/15/26	1,000	1,081
[17]	Comal Independent School District GO	5.000%	2/1/24	2,860	2,934
[17]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,590
[17]	Conroe Independent School District GO	5.000%	2/15/24	9,380	9,631
[17]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,144
[17]	Conroe Independent School District GO	5.000%	2/15/25	115	121
[17]	Conroe Independent School District GO	5.000%	2/15/25	800	822
	Corpus Christi TX GO	5.000%	3/1/23	1,010	1,012
	Corpus Christi TX GO	5.000%	3/1/24	920	945
	Corpus Christi TX GO	5.000%	3/1/25	890	936
	Corpus Christi TX GO	5.000%	3/1/25	985	1,036
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,107
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,378
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	344
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	217
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/27	125	138
[17]	Cotulla TX Independent School District GO	5.000%	2/15/26	325	351
[17]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,443
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	450	450
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	103
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,085
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	128
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,495	1,617
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	7,998
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,814
[17]	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,146
[17]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,136
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,041
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	466
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	445
[3,5,12]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	1.690%	2/2/23	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,660
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,058
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,442
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	108
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	14,200	15,276
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,750	11,564
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,300	2,474
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,160	2,324
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,646
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,629
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	193
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,496
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	204
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,115
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,707
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,675
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,514
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/1/23	3,750	3,723
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,175	3,195
[17]	Dallas Independent School District GO	5.000%	2/15/23	7,880	7,887
[17]	Dallas Independent School District GO	5.000%	8/15/23	905	918
[17]	Dallas Independent School District GO	4.000%	2/15/24	10,345	10,519
[17]	Dallas Independent School District GO	5.000%	8/15/24	55	57
[17]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,689
[17]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,395
	Dallas TX GO	5.000%	2/15/23	3,485	3,488
	Dallas TX GO	5.000%	2/15/23	10,030	10,040
	Dallas TX GO	5.000%	2/15/23	7,700	7,707
	Dallas TX GO	5.000%	2/15/24	55	56
	Dallas TX GO	5.000%	2/15/24	15,525	15,933
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	517
[17]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,596
[17]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,500	1,639
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,814
	Denton County TX GO	5.000%	7/15/24	1,145	1,188
	Denton County TX GO	5.000%	7/15/25	1,000	1,036
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	6,190	6,099
[17]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	685	682
[17]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,350
[17]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	515
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	9,814
	Denton TX GO	5.000%	2/15/23	660	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,000	5,905
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	749
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	721
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	862
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	796
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,480
	Ector County Hospital District GO	5.000%	9/15/24	670	685
	Ector County Hospital District GO	5.000%	9/15/25	500	517
	El Paso TX GO	5.000%	8/15/23	370	375
	El Paso TX GO	5.000%	8/15/23	455	461
	El Paso TX GO	5.000%	8/15/24	155	161
	El Paso TX GO	5.000%	8/15/24	350	364
	El Paso TX GO	5.000%	8/15/24	480	499
	El Paso TX GO	5.000%	8/15/24	20	21
	El Paso TX GO	5.000%	8/15/25	960	1,022
	El Paso TX GO	5.000%	8/15/25	500	532
	El Paso TX GO	5.000%	8/15/25	750	798
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	630
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	579
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	177
	Fort Bend County TX GO	5.000%	3/1/23	575	576
	Fort Bend County TX GO	5.000%	3/1/23	630	631
	Fort Bend County TX GO	5.000%	3/1/24	215	221
	Fort Bend County TX GO	5.000%	3/1/24	725	745
	Fort Bend County TX GO	5.000%	3/1/25	200	211
	Fort Bend County TX GO	5.000%	3/1/25	500	527
	Fort Bend County TX GO	5.000%	3/1/25	400	421
	Fort Bend County TX GO	5.000%	3/1/26	250	270
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,163
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/23	1,000	1,002
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	514
[17]	Fort Bend Independent School District GO	5.000%	8/15/24	400	416
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	160	171
[17]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,100	9,097
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	14,155	14,021
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,775
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,167
[17]	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,752
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,649
[17]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,055
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,217
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	120	126
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,258
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,675
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,202
[17]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,363
	Frisco TX GO	5.000%	2/15/25	920	922
[17]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,734
[17]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,060
[17]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,790
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,165
	Garland TX GO	5.000%	2/15/23	500	500
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	529
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,400
[1,3,5]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	1.760%	2/2/23	19,200	19,200
[17]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,890	2,616
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,119
	Grand Parkway Transportation Corp. Highway Revenue BAN, ETM	5.000%	2/1/23	30,080	30,080
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	51,690	52,447
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,435	27,890
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	53,650	54,627
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	9,587
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	232
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,316
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,422
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	705
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	25
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,271
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,716
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	905	964
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	17,750	18,393
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,440	1,496
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,910	4,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,774
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	750	815
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,465	4,850
[3,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
[3,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	500	500
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	3.708%	11/15/46	2,500	2,507
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	10/1/45	30,000	30,000
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,282
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,163
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,542
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,609
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,869
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	209
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	11,858
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	3.390%	7/1/31	3,525	3,525
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.390%	2/2/23	2,300	2,300
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,771
	Harris County TX GO	5.000%	8/15/23	3,280	3,326
	Harris County TX GO	5.000%	10/1/24	5,640	5,889
	Harris County TX GO	5.000%	10/1/28	3,600	3,860
	Harris County TX Highway Revenue	5.000%	8/15/23	130	132
	Harris County TX Highway Revenue	5.000%	8/15/24	295	307
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	104
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,851
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	110	104
	Hidalgo County TX GO	5.000%	8/15/25	570	606
	Hidalgo County TX GO	5.000%	8/15/26	500	545
	Houston Community College System GO	4.000%	2/15/23	900	901
	Houston Community College System GO	4.000%	2/15/23	2,085	2,086
	Houston Community College System GO	5.000%	2/15/24	1,720	1,767
	Houston Community College System GO	5.000%	2/15/25	1,855	1,951
	Houston Community College System GO	5.000%	2/15/25	6,535	6,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,603
[17]	Houston Independent School District GO	5.000%	2/15/23	50	50
[17]	Houston Independent School District GO	5.000%	2/15/23	1,155	1,156
[17]	Houston Independent School District GO	5.000%	2/15/24	295	303
[17]	Houston Independent School District GO	5.000%	2/15/24	115	118
	Houston Independent School District GO	5.000%	7/15/24	400	415
[17]	Houston Independent School District GO	5.000%	2/15/26	1,770	1,915
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,369
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	12,685	12,742
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,364
[17]	Houston Independent School District GO PUT	3.500%	6/1/25	5,000	4,990
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	315	317
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	595	615
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	2,640	2,728
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	236
	Houston TX GO	5.000%	3/1/23	200	200
	Houston TX GO	5.000%	3/1/23	2,185	2,189
	Houston TX GO	5.000%	3/1/24	165	170
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	282
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	128
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	145
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	147
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.100%, Prere.	2.760%	4/15/23	1,815	1,815
[17]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,028
[17]	Irving Independent School District GO	5.000%	2/15/25	75	79
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,066
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	743
[17]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,006
[17]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	187
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	115
[17]	Katy Independent School District GO	5.000%	2/15/24	115	115
[17]	Katy Independent School District GO	5.000%	2/15/25	205	216
[17]	Katy Independent School District GO	5.000%	2/15/26	450	488
[17]	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	35
	Kaufman County TX GO	5.000%	2/15/23	155	155
	Kaufman County TX GO	5.000%	2/15/23	115	115
	Kaufman County TX GO	5.000%	2/15/24	215	221
	Kaufman County TX GO	5.000%	2/15/24	120	123
[17]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,026
[17]	Klein Independent School District GO	5.000%	8/1/24	40	42
[17]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,451
[17]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,835
[17]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,124
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	265	270
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	530	550
[17]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,265
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	346
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,649
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	121
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	371
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,457
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,267
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,487	9,910
[17]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	1,991
[17]	Little Elm Independent School District GO	5.000%	8/15/23	950	963
[17]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,038
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	835	797
	Lone Star College System GO	5.000%	2/15/23	3,455	3,458
	Lone Star College System GO	5.000%	2/15/23	1,920	1,922
	Lone Star College System GO	5.000%	2/15/23	150	150
	Lone Star College System GO	5.000%	2/15/24	300	308
	Lone Star College System GO	5.000%	2/15/24	9,055	9,300
	Lone Star College System GO	5.000%	2/15/25	1,025	1,080
	Lone Star College System GO	5.000%	2/15/25	10,000	10,532
[17]	Longview Independent School District GO	5.000%	2/15/23	625	626
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	406
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	577
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	201
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,576
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,180
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,312
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	892
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/23	1,195	1,203
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,640
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,634
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,779
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	319
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	515
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,839
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	974
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,133
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,172
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	75
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	561
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	41
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	127
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,604
[17]	Lubbock Independent School District GO	5.000%	2/15/23	565	566
	Lubbock TX GO	5.000%	2/15/24	1,000	1,026
	Lubbock TX GO	5.000%	2/15/25	1,170	1,232
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	305
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	682
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	552
	Mainland College GO	5.000%	8/15/23	500	507
	Mainland College GO	5.000%	8/15/24	275	285
	Mansfield TX GO	5.000%	2/15/25	1,000	1,053
	Mansfield TX GO	5.000%	2/15/28	565	639
	McKinney TX GO	5.000%	8/15/24	225	234
	McKinney TX GO	5.000%	8/15/26	385	421
	McKinney TX GO	5.000%	8/15/28	255	291
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	405
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/28	400	450
[1]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	689
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	277
	Midland County Hospital District GO	5.000%	5/15/25	365	386
	Midland County Hospital District GO	5.000%	5/15/26	820	888
[17]	Midland Independent School District GO	5.000%	2/15/26	185	200
	Midland TX GO	5.000%	3/1/24	1,685	1,732
[17]	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,411
[17]	Midlothian Independent School District GO	5.000%	2/15/24	500	513
[17]	Midlothian Independent School District GO	5.000%	2/15/25	365	384
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,148
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	170	167
[17]	Midway Independent School District GO	5.000%	8/15/23	325	330
[17]	Nederland Independent School District GO	5.000%	8/15/24	95	99
[17]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,087
	New Braunfels TX GO	5.000%	2/1/23	710	710
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,302
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,375
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,160
[17]	New Caney Independent School District GO	5.000%	2/15/24	100	103
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,395	10,113
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,954
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,719
[3,5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.060%	2/2/23	17,815	17,815
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,205
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	101
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	108
[17]	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,290
[17]	North East TX Independent School District GO	5.000%	8/1/23	500	506
[17]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,124
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,446
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	2,180	2,281
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	724
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,098
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,201
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,610
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	5,993
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	95	95
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	110	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,648
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,446
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,249
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,821
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,195
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,665	1,699
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	300	321
[17]	Northside Independent School District GO PUT	2.750%	8/1/23	18,910	18,851
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	21,880	21,351
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	14,045	13,261
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	1,250	1,195
[17]	Northwest Independent School District GO	5.000%	2/15/24	105	108
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,575	15,343
[17]	Pearland Independent School District GO	5.000%	2/15/23	385	385
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	218
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	109
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	233
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	2,082
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	5,068
[17]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	3,980
[17]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/24	975	1,000
	Pflugerville TX GO	5.000%	8/1/23	400	405
	Pflugerville TX GO	5.000%	8/1/23	650	659
	Pflugerville TX GO	5.000%	8/1/24	765	795
	Pflugerville TX GO	5.000%	8/1/24	600	624
	Pflugerville TX GO	5.000%	8/1/25	390	415
	Pflugerville TX GO	5.000%	8/1/25	620	660
	Pflugerville TX GO	5.000%	8/1/28	1,000	1,142
[17]	Plano Independent School District GO	5.000%	2/15/23	360	360
[17]	Plano Independent School District GO	5.000%	2/15/24	65	67
[17]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	157
[17]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	6,000
[17]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	6,998
[17]	Prosper Independent School District GO	5.000%	2/15/26	945	1,023
[17]	Prosper Independent School District GO PUT	2.000%	8/15/23	1,335	1,326
[17]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,310	7,355
[17]	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,004
[17]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,972
[17]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,154
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	549
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	576
	Rockland County TX GO	5.000%	2/1/24	425	436
[17]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	447
[17]	Round Rock Independent School District GO	5.000%	8/1/23	100	101
[17]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,678
[17]	Round Rock Independent School District GO	5.000%	8/1/24	325	338
[17]	Round Rock Independent School District GO	5.000%	8/1/25	500	533
	Sabine-Neches Navigation District GO	5.000%	2/15/25	1,000	1,051
	Sabine-Neches Navigation District GO	5.000%	2/15/26	1,000	1,077
	Sabine-Neches Navigation District GO	5.000%	2/15/27	1,000	1,101
	San Angelo TX GO	2.000%	2/15/24	5,335	5,288
	San Angelo TX GO	2.000%	2/15/25	2,720	2,690
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,350	2,406
[17]	San Antonio Independent School District GO	5.000%	8/15/26	1,000	1,067
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,535	2,705
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	4,235
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	190	190
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,400	4,400
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	128
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	125	132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	280
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	286
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,810	13,545
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	10,045	9,669
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,478
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	125
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.530%	2/1/48	42,500	42,501
[3,5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	1.690%	2/2/23	8,570	8,570
	San Antonio TX GO	3.225%	7/13/23	31,000	31,066
	San Antonio TX GO	5.000%	8/1/23	9,035	9,151
	San Antonio TX GO	5.000%	2/1/24	210	215
	San Antonio TX GO	5.000%	8/1/25	245	261
	San Antonio TX GO	5.000%	2/1/26	535	563
	San Antonio TX GO CP	3.200%	8/3/23	7,500	7,521
[17]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,451
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	459
	San Antonio Water System Water Revenue	5.000%	5/15/25	495	499
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	10,145	10,154
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,330	10,276
[4]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	5/1/44	59,395	59,269
	San Patricio County TX GO	5.000%	4/1/23	205	206
	San Patricio County TX GO	5.000%	4/1/24	100	103
	San Patricio County TX GO	5.000%	4/1/25	100	105
	San Patricio County TX GO	5.000%	4/1/26	150	162
	San Patricio County TX GO	5.000%	4/1/27	135	148
[17]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,045	1,042
[17]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	215	214
[17]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	253
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	293
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	129
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	161
[17]	Southwest Independent School District GO	5.000%	2/1/24	100	103
[17]	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,520
[17]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	7,158
[17]	Spring Independent School District GO	5.000%	8/15/23	680	689
[17]	Spring Independent School District GO	5.000%	8/15/24	605	629
[17]	Spring Independent School District GO	5.000%	8/15/25	500	534
[17]	Spring Independent School District GO	5.000%	8/15/26	500	547
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,263
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,122
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	154
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	806
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	728
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	336
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,600	5,970
[3,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	4,775	4,775
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.100%	2/1/23	195	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.150%	2/1/23	28,560	28,560
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	202
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	330
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	101
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.720%	2/2/23	5,600	5,600
	Tarrant County TX GO	5.000%	7/15/24	250	260
	Tarrant County TX GO	5.000%	7/15/25	300	319
	Tarrant County TX GO	5.000%	7/15/26	350	382
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	130	137
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	144
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	365
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	478
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	986
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,763
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	4,821
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	424
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,421
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	176
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	313
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	32
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,672
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,638
[17]	Texas City TX Independent School District GO	5.000%	8/15/23	595	603
[17]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,032
	Texas GO	5.000%	4/1/23	1,000	1,004
	Texas GO	5.000%	10/1/23	205	209
	Texas GO	5.000%	10/1/23	100	102
	Texas GO	5.000%	10/1/23	95	97
	Texas GO	5.000%	4/1/24	100	103
	Texas GO	5.000%	4/1/24	50	52
	Texas GO	5.000%	10/1/24	110	115
	Texas GO	5.000%	10/1/24	35	37
	Texas GO	5.000%	4/1/25	6,500	6,703
	Texas GO	5.000%	8/1/25	5,040	5,374
	Texas GO	5.000%	10/1/25	7,230	7,462
	Texas GO	5.000%	10/1/25	6,235	6,517
	Texas GO	5.000%	10/1/25	1,000	1,071
	Texas GO	5.000%	10/1/25	1,635	1,751
	Texas GO	5.000%	10/1/25	590	632
	Texas GO	5.000%	4/1/26	1,600	1,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	4/1/26	2,200	2,387
	Texas GO	4.000%	8/1/26	1,050	1,094
	Texas GO VRDO	1.650%	2/1/23	900	900
[3]	Texas GO VRDO	1.690%	2/1/23	9,135	9,135
	Texas GO VRDO	1.690%	2/1/23	14,935	14,935
	Texas GO VRDO	1.690%	2/1/23	4,265	4,265
[3]	Texas GO VRDO	1.690%	2/1/23	80,000	80,000
	Texas GO VRDO	1.700%	2/1/23	5,280	5,280
	Texas GO VRDO	1.700%	2/1/23	11,575	11,575
	Texas GO VRDO	1.720%	2/7/23	1,000	1,000
	Texas GO, Prere.	5.000%	4/1/24	60	62
	Texas GO, Prere.	5.000%	4/1/24	55	57
	Texas GO, Prere.	5.000%	4/1/24	250	258
	Texas GO, Prere.	5.000%	4/1/24	120	124
	Texas GO, Prere.	5.000%	10/1/24	85	89
	Texas GO, Prere.	5.000%	10/1/24	35	36
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	500	509
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	2,670	2,703
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,960	2,007
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	997
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,400
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,822
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	765	812
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	136
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	179
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	259
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	274
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,082
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,010
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,529
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,225	1,233
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	658
[1,3,5]	Texas State Technical College & University Revenue TOB VRDO	1.860%	2/7/23	3,470	3,470
	Texas State University System College & University Revenue	5.000%	3/15/23	130	130
	Texas State University System College & University Revenue	5.000%	3/15/25	175	185
	Texas State University System College & University Revenue	5.000%	3/15/26	870	892
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	25,079
[3,5]	Texas Transportation Commission State Highway 249 System Highway Revenue TOB VRDO	1.810%	2/2/23	8,350	8,350
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	315	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	52
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	46
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,380	2,551
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,297
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,094
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,453
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	101
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,023
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,679
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,063
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,137
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,587
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	928
	Texas Water Development Board Water Revenue	5.000%	10/15/25	100	107
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,119
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,821
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,845
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,093
	Texas Water Development Board Water Revenue	5.000%	8/1/26	2,475	2,705
	Texas Water Development Board Water Revenue	5.000%	10/15/26	1,500	1,647
[17]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,000	1,005
[17]	Tomball Independent School District GO PUT	0.450%	8/15/23	2,345	2,307
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,236
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,567
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,972
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,691
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,735
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	4,169
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/26	330	361
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[17]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,462
[17]	United TX Independent School District GO	5.000%	8/15/24	435	452
[17]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	101
	University of Houston College & University Revenue	5.000%	2/15/25	70	74
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,406
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,091
	University of Texas System College & University Revenue	5.000%	8/15/23	210	213
	University of Texas System College & University Revenue	5.375%	8/15/23	140	142
	University of Texas System College & University Revenue	5.000%	8/15/24	705	734
	University of Texas System College & University Revenue	5.000%	8/15/24	340	354
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,146
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	609
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	599
[17]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,016
[17]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	671
[17]	Willis Independent School District GO	2.000%	2/15/24	325	323
[17]	Willis Independent School District GO	4.000%	2/15/25	400	413
[17]	Willis Independent School District GO	5.000%	2/15/25	250	263
[17]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,199
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,608
[17]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,239
[17]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,604
					1,958,721
Utah (0.4%)
	Alpine School District GO	5.000%	3/15/25	220	232
	Canyons School District GO	5.000%	6/15/23	3,545	3,579
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	517
	Davis School District (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	817
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,315
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,847
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,640	1,833
[3,5]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	1.690%	2/2/23	8,420	8,420
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,044
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	697
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,080
	University of Utah College & University Revenue	5.000%	8/1/24	705	733
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	10,700	11,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,075	3,143
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	13,590	14,032
	Utah GO	5.000%	7/1/23	5,050	5,103
	Utah GO	5.000%	7/1/23	50	51
	Utah GO	5.000%	7/1/24	25	26
	Utah GO	5.000%	7/1/24	50	52
	Utah GO	5.000%	7/1/24	2,500	2,594
	Utah GO	5.000%	7/1/24	20	21
	Utah GO	5.000%	7/1/25	3,000	3,199
[8]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,777
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	227
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,032
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/23	250	252
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	527
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	659
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	119
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	190	202
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	270
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	585	623
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	30	32
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,365	1,454
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	729
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	695
					78,492
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	335
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	479
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	566
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	639
					2,019
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	405	415
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,005	1,038
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,510	1,568
					3,021
Virginia (1.9%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	899
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	403
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	273
[3,5]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	2/2/23	12,235	12,235
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,785	67,762
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,113
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	134
	Commonwealth of Virginia GO	4.000%	6/1/23	225	226
	Commonwealth of Virginia GO	5.000%	6/1/23	275	277
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	2,024
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,245
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	15,750
	Fairfax County VA GO	5.000%	10/1/23	100	102
	Fairfax County VA GO	5.000%	4/1/24	50	52
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,799
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,460
	Fairfax County VA GO, Prere.	4.000%	10/1/24	3,235	3,329
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,583
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,766
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,032
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	2,040	1,982
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	57
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	38,736
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	689
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,935
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	7,144
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,175
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	605	602
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	423
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.730%	2/1/23	1,905	1,905
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,109
	Loudoun County VA GO	5.000%	12/1/24	11,030	11,571
	Loudoun County VA GO	5.000%	12/1/25	6,965	7,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loudoun County VA GO	5.000%	12/1/26	4,225	4,679
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	1,000	919
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,976
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	981
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	877
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	675
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	445
	Newport News VA GO	5.000%	7/15/24	40	42
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	70	70
	Richmond VA GO	5.000%	3/1/25	45	47
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	415
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	748
[5]	Suffolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	48,235	48,235
	Suffolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	4.125%	5/1/23	10,500	10,518
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	7/1/25	50	53
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	2,032
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,788
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,485
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,612
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	18,420
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	70
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	25
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	21
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	430	453
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	132
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	13,500	14,222
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	63
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,675
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	265
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,079
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	330
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	442
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	2,935
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	212
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	160
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	205	218
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,883
	Virginia Commonwealth Transportation Board Appropriations Revenue GAN	5.000%	3/15/26	1,340	1,456
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	163
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	160
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	130
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,214
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,533
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	152
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	198
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	94
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	208
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	182
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	364
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,914
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	7,082
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	454
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	214
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	221
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	336
[3,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,860	3,860
[3,5]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	8,585	8,585
[3,5]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	4,665	4,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,100	3,100
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,411
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,977
					370,428
Washington (2.0%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,720	2,923
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.860%	11/1/45	4,500	4,380
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	11/1/45	35,775	35,775
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,554
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,582
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	152
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	189
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	404
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	202
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	130
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	394
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,295	4,455
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	47
	Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/26	700	765
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,305
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,027
[3,5]	Grant County WA GO TOB VRDO	1.700%	2/2/23	2,630	2,630
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	210
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	141
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	78
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,896
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	41
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,613
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,307
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	862
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,060
	King County WA GO	5.000%	12/1/24	1,095	1,149
	King County WA GO	5.000%	12/1/25	1,000	1,022
	King County WA GO	5.000%	12/1/27	1,105	1,188
	King County WA Sewer Revenue	5.000%	7/1/24	70	73
	King County WA Sewer Revenue PUT	0.625%	1/1/24	6,175	6,010
	King County WA Sewer Revenue PUT	0.875%	1/1/26	955	887
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	1.890%	1/1/40	26,500	25,812
	Kirkland WA GO	5.000%	12/1/23	640	654
	Kirkland WA GO	5.000%	12/1/24	670	703
	Kirkland WA GO	5.000%	12/1/25	700	755
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	42
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,223
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,298
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,566
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,372
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	220
	Port of Seattle WA GO	5.000%	1/1/24	350	358
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,604
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,009
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,076
	Seattle WA GO	5.000%	8/1/24	100	104
	Seattle WA GO	5.000%	11/1/24	2,200	2,305
	Seattle WA GO	5.000%	12/1/25	5,035	5,429
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	66
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	88
[4]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	2.150%	11/1/46	1,960	1,960
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	179
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	5/1/45	2,500	2,452
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	2.150%	11/1/46	3,500	3,501
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	1,986
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,260
University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,286
University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,600
University of Washington College & University Revenue PUT	4.000%	8/1/27	10,875	11,469
Washington COP	5.000%	7/1/23	11,950	12,075
Washington GO	5.000%	2/1/23	4,130	4,130
Washington GO	5.000%	6/1/23	1,500	1,513
Washington GO	4.000%	7/1/23	900	906
Washington GO	5.000%	7/1/23	160	162
Washington GO	5.000%	7/1/23	2,215	2,238
Washington GO	5.000%	8/1/23	15	15
Washington GO	5.000%	8/1/23	300	304
Washington GO	5.000%	1/1/24	3,800	3,891
Washington GO	5.000%	1/1/24	4,655	4,767
Washington GO	5.000%	6/1/24	1,625	1,681
Washington GO	5.000%	7/1/24	45	47
Washington GO	5.000%	7/1/24	15,220	15,776
Washington GO	5.000%	7/1/24	1,000	1,011
Washington GO	5.000%	7/1/24	20,000	20,731
Washington GO	5.000%	8/1/24	550	557
Washington GO	5.000%	8/1/24	40	42
Washington GO	5.000%	8/1/24	50	52
Washington GO	5.000%	8/1/24	45	47
Washington GO	5.000%	2/1/25	255	268
Washington GO	5.000%	2/1/25	45	47
Washington GO	5.000%	2/1/25	20	21
Washington GO	5.000%	2/1/25	100	105
Washington GO	5.000%	7/1/25	130	131
Washington GO	5.000%	7/1/25	30,000	31,975
Washington GO	5.000%	8/1/25	1,230	1,314
Washington GO	5.000%	2/1/26	1,500	1,502
Washington GO	5.000%	2/1/26	1,065	1,152
Washington GO	4.000%	7/1/26	30,000	31,863
Washington GO	5.000%	7/1/26	10,000	10,931
Washington GO	5.000%	8/1/26	500	548
Washington GO	4.000%	7/1/27	1,115	1,202
Washington GO	5.000%	2/1/28	3,000	3,165
Washington GO	5.000%	8/1/28	1,355	1,555
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	253
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,024
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	127
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	155
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,963
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	237
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	430
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,675	6,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,075	1,135
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.060%	1/1/35	655	658
[3,5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	1,875	1,875
[3,5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,100	3,100
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,279
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	504
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	510	505
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	1,525	1,665
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	12/1/48	5,000	4,993
	Washington State University College & University Revenue	5.000%	10/1/23	350	356
[2]	Western Washington University College & University Revenue	4.000%	4/1/24	250	254
					387,930
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	141
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,453
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	9,893
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,650	3,344
	West Virginia GO	5.000%	6/1/24	615	637
	West Virginia GO	5.000%	12/1/24	645	676
	West Virginia GO	5.000%	6/1/25	1,275	1,354
	West Virginia GO	5.000%	12/1/25	1,335	1,438
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,588
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,460	1,499
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,285
					29,308
Wisconsin (2.9%)
	Appleton Area School District Miscellaneous Revenue BAN	4.000%	7/3/23	32,000	32,057
[1]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,036
	Cuba School District Miscellaneous Revenue	4.000%	6/28/23	7,675	7,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eau Claire Area School District Miscellaneous Revenue	4.000%	6/21/23	25,000	25,051
	Eau Claire County WI GO	5.000%	9/1/23	370	376
	Eau Claire County WI GO	5.000%	9/1/24	395	411
	Eau Claire County WI GO	5.000%	9/1/25	415	443
	Fort Atkinson School District Miscellaneous Revenue	4.000%	6/22/23	2,000	2,004
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,030
	Howards Grove School District Miscellaneous Revenue	4.000%	6/29/23	42,635	42,701
	Jefferson School District Miscellaneous Revenue	4.000%	6/28/23	4,250	4,260
	Madison WI GO	3.000%	10/1/23	8,040	8,075
	Madison WI GO	4.000%	10/1/24	7,100	7,300
	Milwaukee WI GO	5.000%	2/1/23	2,480	2,480
	Milwaukee WI GO	5.000%	4/1/23	625	627
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,276
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,159
[1]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,345
[1]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,600
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,455
[2]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,720
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,422
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,066
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,773
[1]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,787
[2]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,801
[2]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,439
[2]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,472
	Monroe School District Miscellaneous Revenue	4.000%	6/14/23	36,200	36,231
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,762
	Oconto Falls Public School District Miscellaneous Revenue	4.000%	6/21/23	17,275	17,310
	Peshtigo School District Miscellaneous Revenue	4.000%	6/22/23	5,000	5,010
	Platteville School District Miscellaneous Revenue	4.000%	4/1/24	17,270	17,311
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	240
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	430
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	250
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	439
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	631
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	12,010	12,221
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	161
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	280
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	441
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	561
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	287
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	471
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	453
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,389
	Pulaski Community School District Miscellaneous Revenue	4.000%	7/12/23	13,865	13,884
	Random Lake School District Miscellaneous Revenue	4.000%	4/1/24	14,935	14,969
	Sauk Prairie School District GO	5.000%	3/1/24	200	205
	Two Rivers Public School District Miscellaneous Revenue	4.000%	6/28/23	18,000	18,042
	Waukesha School District GO	3.000%	4/1/23	1,415	1,416
	Waukesha WI GO	5.000%	10/1/23	185	188
	Waukesha WI GO	2.000%	10/1/24	900	892
	Waukesha WI GO	2.000%	10/1/25	1,335	1,304
	Waukesha WI GO	5.000%	10/1/25	205	220
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,739
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	41
[1,3,5]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	1.780%	2/2/23	3,964	3,964
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	505
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	52
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	389
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	1,180	1,222
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	674
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	155
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	972
	Wisconsin GO	4.000%	5/1/23	250	251
	Wisconsin GO	5.000%	5/1/23	1,605	1,615
	Wisconsin GO	5.000%	5/1/23	100	101
	Wisconsin GO	5.000%	5/1/24	350	352
	Wisconsin GO	5.000%	5/1/24	27,985	28,908
	Wisconsin GO	5.000%	5/1/24	65	67
	Wisconsin GO	5.000%	5/1/24	13,300	13,739
	Wisconsin GO	5.000%	11/1/24	205	215
	Wisconsin GO	4.000%	5/1/25	100	102
	Wisconsin GO	5.000%	5/1/25	180	188
	Wisconsin GO	5.000%	5/1/25	315	334
	Wisconsin GO	5.000%	5/1/25	25	27
	Wisconsin GO	5.000%	11/1/25	230	247
	Wisconsin GO	5.000%	5/1/27	4,205	4,457
	Wisconsin GO	5.000%	11/1/27	1,225	1,368
	Wisconsin GO, Prere.	5.000%	5/1/23	260	262
	Wisconsin GO, Prere.	5.000%	5/1/23	185	186
[4]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	2.080%	5/1/25	4,500	4,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	338
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	248
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,335	3,495
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	505	527
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,030	9,263
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	4,720	5,085
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,330	2,505
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.840%	8/15/54	6,280	6,065
[3,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	6,375	6,375
[3,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,000	5,000
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.760%	2/1/23	103	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	1,120	1,126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	125	126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,169
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/15/23	1,000	1,015
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	8/15/54	2,950	2,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	42,000	42,456
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,825	1,777
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,776
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	943
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,300
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	1.810%	12/2/24	4,020	4,000
[3,5]	Wisconsin Public Finance Authority Health Care System Revenue TOB VRDO	1.300%	2/1/23	2,500	2,500
[3,5]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	1.810%	2/2/23	4,560	4,560
[3,5]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	1.760%	2/2/23	32,250	32,250
					560,096
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	793
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/27	500	552
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	787
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	130
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	224
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	186
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	110
					2,782
Total Tax-Exempt Municipal Bonds (Cost $19,424,373)					19,228,896

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]	Vanguard Municipal Cash Management Fund (Cost $241,478)	1.393%	2,414,742	241,499
Total Investments (100.1%) (Cost $19,665,851)				19,470,395
Other Assets and Liabilities—Net (-0.1%)				(12,509)
Net Assets (100%)				19,457,886
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $3,870,585,000, representing 19.9% of net assets.
6	Securities with a value of $7,596,000 have been segregated as initial margin for open futures contracts.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Step bond.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$822,687,000
JPMorgan Chase Bank NA	814,715,000
Royal Bank of Canada	476,154,000
Bank of America NA	462,020,000
Deutsche Bank AG	370,690,000
Morgan Stanley Bank	366,008,000
Citibank NA	201,135,000
Wells Fargo Bank NA	181,010,000
Toronto-Dominion Bank NA	136,701,000
State Street Bank & Trust Co.	43,040,000
Other	87,656,000
Total	3,961,816,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	4,595	944,955	2,985

Short Futures Contracts
5-Year U.S. Treasury Note	March 2023	(4,318)	(471,708)	(4,246)
				(1,261)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,228,896	—	19,228,896
Temporary Cash Investments	241,499	—	—	241,499
Total	241,499	19,228,896	—	19,470,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,985	—	—	2,985
Liabilities
Futures Contracts[1]	4,246	—	—	4,246
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.